UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period :	January 1, 2018 — December 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust Putnam VT Global Asset Allocation Fund

Annual report

12 | 31 | 18

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 14, 2019

Dear Shareholder:

Global financial markets encountered challenges in the final months of 2018. December was difficult for stock markets worldwide, and most major indexes finished the year with losses. Among the issues that contributed to the downturn were uncertainty about monetary policy, a slowing Chinese economy, and the U.S.–China trade dispute. Fixed-income markets were less volatile than stocks, and higher quality bonds benefited from a flight to safety amid the turmoil.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/18)

Investment objective
Long-term return consistent with preservation of capital

Net asset value December 31, 2018

Class IA: $15.17	Class IB: $15.35

Total return at net asset value
				Putnam
				Balanced
(as of	Class IA	Class IB	Russell 3000	Blended
12/31/18)	shares*	shares†	Index	Benchmark
1 year	–7.02%	–7.26%	–5.24%	–3.90%
5 years	26.69	25.12	46.34	29.07
Annualized	4.84	4.58	7.91	5.24
10 years	170.03	163.64	244.95	141.53
Annualized	10.44	10.18	13.18	9.22
Life	805.85	758.31	1,861.27	—
Annualized	7.39	7.20	10.11	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower.

Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How was the investment environment for the 12-month reporting period ended December 31, 2018?

Global markets were marked by a series of ups and downs during the 12-month period. Falling stock prices, a strong U.S. dollar, weakening global growth, rising interest rates, and concerns about President Donald Trump’s trade and economic policies set investors on edge. The MSCI World Index, a broad global equity index composed of large and mid-cap stocks, finished the period down 8.71%, and the S&P 500 Index dropped 4.38%. Volatility also increased across many financial markets.

Treasury yields moved higher on the short end of the yield curve and lower on the intermediate and long end. The widely watched spread between two- and 10-year Treasury yields narrowed following the U.S. Federal Reserve’s interest-rate hikes in 2018. The decline in long-term yields is a sign that bond investors expect the economy to slow. The Fed raised its benchmark rate to a range of 2.25% to 2.50% in December, rounding out four rate hikes in 2018. As a result, the U.S. dollar appreciated against many global currencies. However, the European Central Bank left rates unchanged in 2018 and ended its multi-trillion bond-buying program in December.

Economic indicators deteriorated globally, including in China and the eurozone. But the U.S. economy held steady; the economy grew at a 3.5% annual rate in the third quarter of 2018 after expanding 4.2% in the second quarter, buoyed by government spending and tax cuts. Markets in Europe struggled due to political concerns, including Brexit. An escalation in the U.S.–China trade dispute also rattled global financial markets and businesses.

How did the fund perform?

For the 12-month period, the fund’s class IA shares declined 7.02%. The custom Putnam Balanced Blended Benchmark fell 3.90%, and the all-stock benchmark, the Russell 3000 Index, dropped 5.24%.

What strategies affected performance?

Negative performance was primarily the result of poor asset class returns for the period. Our dynamic allocation decisions, particularly in equities and commodities, detracted from results. In equities, we increased our allocation in the fourth quarter, anticipating a market bounce that didn’t materialize before the end of 2018. The commodities sector struggled during the dramatic sell-off in crude oil prices. This occurred when the U.S. government granted waivers from sanctions to some of the biggest buyers of oil exports from Iran.

Our active implementation decisions and security selections also detracted from performance. They were driven by our quantitative strategies in U.S. large-cap and international developed equity markets. Our team analyzes stock market history to identify characteristics of stocks [factors] that have excess risk-adjusted returns. Despite a strong long-term relationship between these factors and positive stock performance, the strategies underperformed.

The fund used futures to manage exposure to the markets, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash.

What is your outlook for 2019?

We believe that economic growth in the United States is likely to slow this year. Fed Chair Jerome Powell said in January 2019 that low inflation would allow the Fed to be “patient” in deciding whether to continue raising interest rates. A peak in global growth momentum, mounting trade risks, and a more restrictive Fed could lead to higher market volatility, in our view. We expect bond yields to continue to drift higher in 2019 as interest-rate normalization continues globally.

Although we believe that stock and bond market volatility are likely to persist in 2019, we increased our exposure to equity, inflation [commodities], and credit risks, looking to take advantage of any short-term market weakness. The portfolio has an overweight in U.S. equities and commodities. We are neutral on high-yield credit and slightly underweight in interest-rate-sensitive fixed-income assets. For U.S. stocks, valuations are more appealing, and companies may return to buying back their own shares, in our view. We are constructive on commodities. In terms of credit, we recently upgraded our position due to positive indications from our quantitative model. We believe fundamentals are also better in this sector following third-quarter 2018 earnings reports.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell

2 Putnam VT Global Asset Allocation Fund

derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation. He has been in the investment industry since he joined Putnam in 1994.

Robert J. Schoen and Jason R. Vaillancourt, CFA, are also Portfolio Managers of the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/18 to 12/31/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/17	0.86%	1.11%
Annualized expense ratio for the six-month
period ended 12/31/18*	0.86%	1.11%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/18		ended 12/31/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.19	$5.40	$4.38	$5.65
Ending value
(after
expenses)	$930.70	$929.70	$1,020.87	$1,019.61

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Global Asset Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Global Asset Allocation Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/18

COMMON STOCKS (56.1%)*	Shares	Value
Basic materials (2.0%)
Anglo American PLC (United Kingdom)	4,445	$99,023
ArcelorMittal SA (France)	2,854	59,317
Arkema SA (France)	640	54,967
BASF SE (Germany)	1,650	114,185
BlueScope Steel, Ltd. (Australia)	8,168	63,045
Boliden AB (Sweden)	804	17,415
Celanese Corp.	1,382	124,339
CIMIC Group, Ltd. (Australia)	1,124	34,364
Covestro AG (Germany)	1,218	60,259
Evonik Industries AG (Germany)	868	21,680
Freeport-McMoRan, Inc. (Indonesia)	28,115	289,866
Glencore PLC (United Kingdom)	4,914	18,248
HOCHTIEF AG (Germany)	280	37,759
Huntsman Corp.	6,733	129,880
Kajima Corp. (Japan)	2,300	30,831
LyondellBasell Industries NV Class A	5,102	424,282
Mitsubishi Chemical Holdings Corp. (Japan)	3,400	25,579
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,400	20,915
Packaging Corp. of America	1,810	151,063
Rio Tinto PLC (United Kingdom)	3,635	172,817
Shimizu Corp. (Japan)	2,700	22,189
Sika AG (Switzerland)	99	12,550
South32, Ltd. (Australia)	18,890	44,567
Steel Dynamics, Inc.	2,806	84,292
Sumitomo Chemical Co., Ltd. (Japan)	10,200	49,882
Taisei Corp. (Japan)	2,600	110,539
UPM-Kymmene OYJ (Finland)	3,316	84,155
Westlake Chemical Corp.	1,084	71,728
Weyerhaeuser Co. R	4,225	92,359
		2,522,095
Capital goods (3.9%)
ACS Actividades de Construccion y Servicios
SA (Spain)	2,531	98,103
Allison Transmission Holdings, Inc.	3,752	164,750
Berry Plastics Group, Inc. †	2,680	127,380
Boeing Co. (The)	4,274	1,378,365
Cummins, Inc.	2,475	330,759
Curtiss-Wright Corp.	287	29,308
Faurecia SA (France)	1,915	72,559
HD Supply Holdings, Inc. †	2,587	97,064
Hitachi, Ltd. (Japan)	4,900	130,251
Honeywell International, Inc.	3,364	444,452
Ingersoll-Rand PLC	3,336	304,343
Lockheed Martin Corp.	2,071	542,271
Pentair PLC	2,514	94,979
Raytheon Co.	1,710	262,229
Republic Services, Inc.	1,711	123,346
Resideo Technologies, Inc. †	4,776	98,147
Safran SA (France)	48	5,797
Sandvik AB (Sweden)	8,600	122,601
Teledyne Technologies, Inc. †	203	42,035
Tervita Corp. (Canada) †	16	74
Waste Management, Inc.	3,538	314,847
		4,783,660

COMMON STOCKS (56.1%)* cont.	Shares	Value
Communication services (1.9%)
BT Group PLC (United Kingdom)	33,894	$102,862
Deutsche Telekom AG (Germany)	6,478	109,997
Eutelsat Communications SA (France)	846	16,677
Hikari Tsushin, Inc. (Japan)	100	15,731
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	13,000	18,717
Juniper Networks, Inc.	4,491	120,853
KDDI Corp. (Japan)	3,500	83,405
Nippon Telegraph & Telephone Corp. (Japan)	1,300	52,931
NTT DoCoMo, Inc. (Japan)	2,700	60,628
Swisscom AG (Switzerland)	72	34,407
Telenor ASA (Norway)	5,534	107,205
Telephone & Data Systems, Inc.	1,968	64,039
Telstra Corp., Ltd. (Australia)	26,126	52,443
Verizon Communications, Inc.	25,819	1,451,544
		2,291,439
Communications equipment (1.1%)
Avaya Holdings Corp. †	573	8,348
Cisco Systems, Inc.	32,188	1,394,706
		1,403,054
Computers (2.3%)
Amadeus IT Holding SA Class A (Spain)	1,598	111,392
Apple, Inc.	9,254	1,459,726
Aspen Technology, Inc. †	1,095	89,987
CDW Corp. of Delaware	1,477	119,711
Citrix Systems, Inc.	2,317	237,400
Dell Technologies, Inc. Class C †	1,618	79,089
Fortinet, Inc. †	4,364	307,357
Fujitsu, Ltd. (Japan)	500	31,345
NetApp, Inc.	5,270	314,461
Synopsys, Inc. †	1,661	139,923
		2,890,391
Conglomerates (0.4%)
AMETEK, Inc.	1,984	134,317
Marubeni Corp. (Japan)	15,300	106,470
Mitsubishi Corp. (Japan)	2,900	79,149
Mitsui & Co., Ltd. (Japan)	7,300	113,137
		433,073
Consumer cyclicals (6.6%)
ABC-Mart, Inc. (Japan)	400	22,154
Amazon.com, Inc. †	696	1,045,371
Aristocrat Leisure, Ltd. (Australia)	1,689	25,795
Automatic Data Processing, Inc.	3,685	483,177
Berkeley Group Holdings PLC (The) (United Kingdom)	483	21,418
Booking Holdings, Inc. †	269	463,331
Booz Allen Hamilton Holding Corp.	2,421	109,114
Caesars Entertainment Corp. †	630	4,277
Capri Holdings, Ltd. †	4,269	161,880
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	43,003
CoStar Group, Inc. †	381	128,527
Crown, Ltd. (Australia)	4,555	38,049
Extended Stay America, Inc. (Units)	4,050	62,775
Fast Retailing Co., Ltd. (Japan)	100	51,154
Fiat Chrysler Automobiles NV (Italy) †	3,597	52,266
Galaxy Entertainment Group, Ltd. (Hong Kong)	6,000	37,660
Genting Bhd (Singapore)	64,300	46,030
Hermes International (France)	232	128,867
Hilton Worldwide Holdings, Inc.	3,297	236,725
Home Depot, Inc. (The)	8,271	1,421,123

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (56.1%)* cont.	Shares	Value
Consumer cyclicals cont.
Industria de Diseno Textil SA (Inditex) (Spain)	1,159	$29,679
KAR Auction Services, Inc.	2,074	98,971
Kering SA (France)	67	31,597
Las Vegas Sands Corp.	2,315	120,496
Liberty SiriusXM Group Class A †	1,285	47,288
Lowe’s Cos., Inc.	8,656	799,468
Mitsubishi Motors Corp. (Japan)	2,400	13,250
Moncler SpA (Italy)	531	17,601
Namco Bandai Holdings, Inc. (Japan)	700	31,232
Next PLC (United Kingdom)	579	29,453
Nintendo Co., Ltd. (Japan)	300	79,263
Omnicom Group, Inc.	4,127	302,261
Pearson PLC (United Kingdom)	5,490	65,665
Peugeot SA (France)	6,033	128,880
ProSiebenSat.1 Media SE (Germany)	2,122	37,806
Randstad Holding NV (Netherlands)	648	29,765
Ross Stores, Inc.	5,460	454,272
RTL Group SA (Belgium)	283	15,142
ServiceMaster Global Holdings, Inc. †	1,317	48,387
Sony Corp. (Japan)	3,100	149,286
Suzuki Motor Corp. (Japan)	400	20,240
Tapestry, Inc.	820	27,675
Taylor Wimpey PLC (United Kingdom)	34,490	59,897
Total System Services, Inc.	1,869	151,931
Toyota Motor Corp. (Japan)	1,700	98,737
TUI AG (Germany)	5,570	79,905
Twenty-First Century Fox, Inc.	6,350	303,403
Volkswagen AG (Preference) (Germany)	220	35,017
Volvo AB (Sweden)	10,205	133,507
Wolters Kluwer NV (Netherlands)	1,462	86,535
Wyndham Destinations, Inc.	1,923	68,920
		8,178,225
Consumer staples (5.5%)
Ashtead Group PLC (United Kingdom)	4,258	88,844
Associated British Foods PLC (United Kingdom)	2,381	62,001
Carlsberg A/S Class B (Denmark)	614	65,258
Coca-Cola Amatil, Ltd. (Australia)	2,856	16,474
Coca-Cola Co. (The)	21,809	1,032,656
Coca-Cola European Partners PLC (United Kingdom)	2,652	121,594
Coles Group, Ltd. (Australia) †	751	6,210
Colruyt SA (Belgium)	497	35,442
Darden Restaurants, Inc.	2,381	237,767
Hershey Co. (The)	2,154	230,866
Imperial Brands PLC (United Kingdom)	4,675	141,640
J Sainsbury PLC (United Kingdom)	10,930	36,918
Koninklijke Ahold Delhaize NV (Netherlands)	5,611	141,916
L’Oreal SA (France)	546	125,867
Marine Harvest ASA (Norway)	1,303	27,532
Molson Coors Brewing Co. Class B	3,278	184,092
Mondelez International, Inc. Class A	11,995	480,160
Nestle SA (Switzerland)	1,413	114,719
PepsiCo, Inc.	8,353	922,839
Pigeon Corp. (Japan)	200	8,636
Pola Orbis Holdings, Inc. (Japan)	800	21,432
Procter & Gamble Co. (The)	4,253	390,936
Reckitt Benckiser Group PLC (United Kingdom)	1,088	83,386
Starbucks Corp.	17,213	1,108,517

COMMON STOCKS (56.1%)* cont.	Shares	Value
Consumer staples cont.
Swedish Match AB (Sweden)	1,064	$41,910
Sysco Corp.	5,999	375,897
Unilever PLC (United Kingdom)	405	21,209
Walgreens Boots Alliance, Inc.	9,406	642,712
Wesfarmers, Ltd. (Australia)	751	17,055
WH Group, Ltd. (Hong Kong)	15,500	11,819
		6,796,304
Electronics (1.6%)
Agilent Technologies, Inc.	5,073	342,225
Brother Industries, Ltd. (Japan)	800	11,743
Hoya Corp. (Japan)	2,200	134,469
Intel Corp.	11,153	523,410
NXP Semiconductors NV	6,691	490,316
Rockwell Automation, Inc.	1,442	216,992
Texas Instruments, Inc.	2,599	245,606
		1,964,761
Energy (2.9%)
BP PLC (United Kingdom)	11,319	71,552
Chevron Corp.	11,315	1,230,959
ConocoPhillips	11,332	706,550
Equinor ASA (Norway)	5,890	125,171
Exxon Mobil Corp.	1,310	89,329
Halcon Resources Corp. †	899	1,528
JX Holdings, Inc. (Japan)	1,500	7,862
MWO Holdings, LLC (Units) F	15	507
Nine Point Energy F	107	1,545
OMV AG (Austria)	1,051	46,060
PBF Energy, Inc. Class A	3,555	116,142
Phillips 66	4,583	394,825
Royal Dutch Shell PLC Class B (United Kingdom)	3,666	109,341
TOTAL SA (France)	4,176	220,955
Valero Energy Corp.	5,457	409,111
		3,531,437
Financials (9.9%)
3i Group PLC (United Kingdom)	6,658	65,633
ABN AMRO Group NV GDR (Netherlands)	4,712	110,891
Aegon NV (Netherlands)	1,655	7,735
Aflac, Inc.	5,419	246,890
AGNC Investment Corp. R	9,938	174,313
Allianz SE (Germany)	970	194,647
Allstate Corp. (The)	1,973	163,029
American Financial Group, Inc.	600	54,318
American Homes 4 Rent R	3,427	68,026
Ameriprise Financial, Inc.	2,200	229,614
Annaly Capital Management, Inc. R	12,434	122,102
Apartment Investment & Management Co. Class A R	1,611	70,691
Apple Hospitality REIT, Inc. R	2,769	39,486
Athene Holding, Ltd. Class A †	2,097	83,524
AvalonBay Communities, Inc. R	864	150,379
Aviva PLC (United Kingdom)	22,428	107,343
Bank Leumi Le-Israel BM (Israel)	5,263	31,810
Berkshire Hathaway, Inc. Class B †	358	73,096
Brixmor Property Group, Inc. R	6,019	88,419
Broadridge Financial Solutions, Inc.	1,936	186,340
Brookfield Property REIT, Inc. Class A R	1,709	27,515
Capital One Financial Corp.	4,113	310,902
CBRE Group, Inc. Class A †	2,893	115,836
Cheung Kong Property Holdings, Ltd. (Hong Kong)	17,500	127,256

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (56.1%)* cont.	Shares	Value
Financials cont.
Citigroup, Inc.	21,015	$1,094,041
Citizens Financial Group, Inc.	8,429	250,594
Comerica, Inc.	3,075	211,222
Daiwa Securities Group, Inc. (Japan)	1,700	8,668
Deutsche Boerse AG (Germany)	279	33,549
Discover Financial Services	3,788	223,416
DNB ASA (Norway)	865	13,821
Douglas Emmett, Inc. R	1,217	41,536
Duke Realty Corp. R	3,727	96,529
E*Trade Financial Corp.	6,828	299,613
East West Bancorp, Inc.	1,332	57,982
Equity Lifestyle Properties, Inc. R	569	55,267
Gaming and Leisure Properties, Inc. R	1,859	60,064
Goldman Sachs Group, Inc. (The)	1,309	218,668
Hang Seng Bank, Ltd. (Hong Kong)	4,800	107,210
Hartford Financial Services Group, Inc. (The)	4,904	217,983
Healthcare Trust of America, Inc. Class A R	2,924	74,006
Henderson Land Development Co., Ltd. (Hong Kong)	9,000	44,616
Highwoods Properties, Inc. R	1,282	49,601
HSBC Holdings PLC (United Kingdom)	2,429	20,028
Hudson Pacific Properties, Inc. R	1,436	41,730
Jones Lang LaSalle, Inc.	531	67,225
JPMorgan Chase & Co.	16,804	1,640,406
KBC Groep NV (Belgium)	394	25,587
Kerry Properties, Ltd. (Hong Kong)	2,500	8,494
Legal & General Group PLC (United Kingdom)	43,507	128,099
Liberty Property Trust R	1,416	59,302
Lincoln National Corp.	3,142	161,216
Lloyds Banking Group PLC (United Kingdom)	143,183	94,627
London Stock Exchange Group PLC (United Kingdom)	574	29,718
Macquarie Group, Ltd. (Australia)	1,726	132,074
Medical Properties Trust, Inc. R	4,502	72,392
MetLife, Inc.	12,562	515,796
Mirvac Group (Australia) R	16,721	26,381
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,900	18,687
Mizuho Financial Group, Inc. (Japan)	89,400	139,336
Morgan Stanley	12,336	489,122
New Residential Investment Corp. R	7,738	109,957
ORIX Corp. (Japan)	8,600	124,955
Paramount Group, Inc. R	2,630	33,033
Partners Group Holding AG (Switzerland)	200	121,274
Persimmon PLC (United Kingdom)	4,365	107,378
Popular, Inc. (Puerto Rico)	1,154	54,492
Principal Financial Group, Inc.	2,047	90,416
Prudential Financial, Inc.	3,859	314,701
Reinsurance Group of America, Inc.	508	71,237
Resona Holdings, Inc. (Japan)	24,600	117,675
Scentre Group (Australia) R	21,278	58,445
Schroders PLC (United Kingdom)	1,082	33,692
Senior Housing Properties Trust R	2,296	26,909
SL Green Realty Corp. R	1,477	116,801
Spirit Realty Capital, Inc. R	2,313	81,533
Stockland (Units) (Australia) R	17,181	42,624
STORE Capital Corp. R	3,159	89,431
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,300	141,800
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,100	40,039

COMMON STOCKS (56.1%)* cont.	Shares	Value
Financials cont.
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,500	$49,626
Swedbank AB Class A (Sweden)	5,485	122,381
Swire Properties, Ltd. (Hong Kong)	2,800	9,784
Synchrony Financial	9,429	221,204
Synovus Financial Corp.	2,755	88,132
TCF Financial Corp.	1,975	38,493
Unum Group	3,660	107,531
VICI Properties, Inc. R	5,994	112,567
Weingarten Realty Investors R	1,319	32,724
Wintrust Financial Corp.	571	37,966
		12,275,201
Health care (7.8%)
AbbVie, Inc.	3,536	325,984
Advanz Pharma Corp. (Canada) †	52	977
Alfresa Holdings Corp. (Japan)	1,800	46,568
Allergan PLC	1,006	134,462
Amgen, Inc.	4,236	824,622
Astellas Pharma, Inc. (Japan)	9,000	114,535
Baxter International, Inc.	4,626	304,483
Bayer AG (Germany)	386	26,783
Biogen, Inc. †	715	215,158
Bristol-Myers Squibb Co.	3,503	182,086
Celgene Corp. †	1,669	106,966
Centene Corp. †	2,178	251,123
Charles River Laboratories International, Inc. †	438	49,573
Cigna Corp.	2,400	455,808
Eli Lilly & Co.	5,750	665,390
Encompass Health Corp.	952	58,738
Gilead Sciences, Inc.	4,269	267,026
GlaxoSmithKline PLC (United Kingdom)	10,825	205,749
HCA Healthcare, Inc.	3,206	398,987
Hill-Rom Holdings, Inc.	793	70,220
Humana, Inc.	546	156,418
Ipsen SA (France)	71	9,180
Johnson & Johnson	6,039	779,333
Koninklijke Philips NV (Netherlands)	830	29,414
Masimo Corp. †	840	90,191
McKesson Corp.	2,703	298,600
Medipal Holdings Corp. (Japan)	1,500	32,448
Medtronic PLC	8,462	769,704
Merck & Co., Inc.	8,939	683,029
Novartis AG (Switzerland)	1,948	166,558
Novo Nordisk A/S Class B (Denmark)	1,369	62,583
Pfizer, Inc.	10,170	443,921
ResMed, Inc.	1,192	135,733
Roche Holding AG (Switzerland)	1,084	268,436
Sanofi (France)	1,155	100,124
Sartorius Stedim Biotech (France)	312	31,225
Shionogi & Co., Ltd. (Japan)	2,100	119,078
Shire PLC (United Kingdom)	260	15,145
Siemens Healthineers AG (Germany) †	640	26,798
Straumann Holding AG (Switzerland)	50	31,438
UCB SA (Belgium)	783	63,965
UnitedHealth Group, Inc.	1,204	299,940
Vertex Pharmaceuticals, Inc. †	925	153,282
Waters Corp. †	256	48,294
Zoetis, Inc.	1,317	112,656
		9,632,731

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (56.1%)* cont.	Shares	Value
Semiconductor (0.2%)
KLA-Tencor Corp.	3,014	$269,723
		269,723
Software (3.1%)
Adobe, Inc. †	3,671	830,527
Black Knight, Inc. †	1,372	61,822
Cadence Design Systems, Inc. †	3,336	145,049
Electronic Arts, Inc. †	1,869	147,483
F5 Networks, Inc. †	1,396	226,194
Intuit, Inc.	2,697	530,904
Microsoft Corp.	9,773	992,644
NTT Data Corp. (Japan)	7,500	81,941
Oracle Corp.	18,907	853,651
		3,870,215
Technology (—%)
SoftBank Group Corp. (Japan)	700	46,140
		46,140
Technology services (3.8%)
Alphabet, Inc. Class A †	2,281	2,383,554
Capgemini SE (France)	602	59,870
Cognizant Technology Solutions Corp. Class A	4,818	305,847
Dun & Bradstreet Corp. (The)	909	129,751
Facebook, Inc. Class A †	4,644	608,782
IBM Corp.	9,386	1,066,907
Zebra Technologies Corp. Class A †	712	113,372
		4,668,083
Transportation (1.2%)
Aena SME SA (Spain)	612	95,188
Central Japan Railway Co. (Japan)	700	148,742
Delta Air Lines, Inc.	9,514	474,749
Deutsche Lufthansa AG (Germany)	692	15,619
Deutsche Post AG (Germany)	972	26,628
International Consolidated Airlines Group SA
(Spain)	15,666	124,209
Japan Airlines Co., Ltd. (Japan)	2,300	81,464
SG Holdings Co., Ltd. (Japan)	1,100	28,849
United Continental Holdings, Inc. †	4,821	403,662
Yangzijiang Shipbuilding Holdings, Ltd. (China)	42,000	38,184
		1,437,294
Utilities and power (1.9%)
AES Corp.	9,887	142,966
AGL Energy, Ltd. (Australia)	408	5,904
Ameren Corp.	2,555	166,663
CenterPoint Energy, Inc.	6,928	195,577
CLP Holdings, Ltd. (Hong Kong)	5,000	56,364
Endesa SA (Spain)	4,179	96,384
Enel SpA (Italy)	16,108	93,091
Eni SpA (Italy)	9,179	144,585
Evergy, Inc.	1,894	107,522
Exelon Corp.	9,369	422,542
Kansai Electric Power Co., Inc. (The) (Japan)	400	6,006
NRG Energy, Inc.	6,110	241,956
OGE Energy Corp.	2,696	105,656
Pinnacle West Capital Corp.	1,750	149,100
Public Service Enterprise Group, Inc.	5,573	290,075
RWE AG (Germany)	816	17,731
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	1,346
UGI Corp.	2,847	151,887
		2,395,355

Total common stocks (cost $66,884,095)		$69,389,181

CORPORATE BONDS
AND NOTES (16.1%)*	Principal amount	Value

Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$10,000	$10,200
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	10,000	9,800
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	10,000	10,536
Beacon Escrow Corp. 144A sr. unsec. notes
4.875%, 11/1/25	10,000	8,788
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	10,000	9,900
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	20,000	19,850
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	20,000	18,650
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	23,438
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	15,000	13,913
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	14,100
BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25	30,000	26,925
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	15,000	15,298
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	11,625
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	38,000	37,138
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	10,000	9,000
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	10,000	10,075
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 6.625%, 5/15/23	5,000	5,050
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	22,500
Cornerstone Chemical Co. 144A company
guaranty sr. notes 6.75%, 8/15/24	5,000	4,388
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	6,790
Dow Chemical Co. (The) 144A sr. unsec.
notes 4.80%, 11/30/28	5,000	5,087
Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25	10,000	8,900
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)	20,000	20,625
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes 5.45%, 3/15/43
(Indonesia)	5,000	3,806
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	30,000	29,250
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	19,000	18,834
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	43,000	40,480
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)	10,000	9,775
Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	20,000	20,050

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Basic materials cont.
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	$15,000	$13,575
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	27,000	27,398
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	30,000	27,308
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	10,000	10,075
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	10,000	9,200
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	9,650
Mercer International, Inc. company
guaranty sr. unsec. notes 7.75%, 12/1/22
(Canada)	4,000	4,120
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	10,000	9,775
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	5,000	4,475
Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	6,000	5,956
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	5,000	4,188
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	25,000	22,125
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	10,000	9,400
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	20,000	20,047
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35
(Canada)	25,000	22,759
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	46,034
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	15,000	13,650
Platform Specialty Products Corp. 144A sr. unsec.
notes 6.50%, 2/1/22	5,000	5,000
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	15,000	13,894
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	32,626
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	15,000	14,520
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	15,000	17,438
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	5,000	4,738
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 4.125%, 9/15/25	5,000	4,594
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	19,800
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23	3,000	2,959
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)	5,000	4,763
Teck Resources, Ltd. 144A company
guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	5,000	5,413
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	15,000	14,025
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	15,000	13,725

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value

Basic materials cont.
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	$5,000	$4,050
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	18,000	16,560
Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23	10,000	9,900
USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27	20,000	20,150
USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25	10,000	10,075
Vodafone Group PLC 144A sr. unsec. notes 7.875%,
7/15/26	10,000	9,000
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. bonds 4.375%,
11/15/47	53,000	44,414
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	22,000	20,171
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	30,000	38,088
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	12,770
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	34,000	41,576
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	9,950
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	15,000	15,788
		1,110,493
Capital goods (0.7%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	17,800
American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7.75%, 11/15/19	9,000	9,158
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,238
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	10,000	9,950
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	9,891
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,575
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	5,000	5,138
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	25,000	23,563
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	45,731
Covanta Holding Corp. sr. unsec. notes 6.00%,
1/1/27	5,000	4,475
Crown Americas, LLC/Crown Americas Capital Corp.
VI 144A company guaranty sr. unsec. notes 4.75%,
2/1/26	5,000	4,713
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,650
Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6.00%, 7/15/22	14,000	13,598
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	28,906
GFL Environmental, Inc. 144A sr. unsec.
notes 5.375%, 3/1/23 (Canada)	5,000	4,400
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,325

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Capital goods cont.
Honeywell International, Inc. sr. unsec.
bonds 3.812%, 11/21/47	$55,000	$52,211
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	20,000	17,400
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	60,413
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	14,000	12,953
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	35,000	33,882
L3 Technologies, Inc. company guaranty sr. unsec.
notes 4.40%, 6/15/28	21,000	20,995
MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/15/23	10,000	9,700
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	60,000	55,980
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	25,000	24,938
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	20,659
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	10,000	9,500
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	22,339
Raytheon Co. sr. unsec. unsub. notes 2.50%,
12/15/22	50,000	48,725
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	20,000	18,150
Republic Services, Inc. sr. unsec. notes 3.95%,
5/15/28	50,000	50,032
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	9,850
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	19,700
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	10,000	9,425
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	15,000	12,825
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	4,775
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	20,000	18,600
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	8,000	7,780
Trident Merger Sub, Inc. 144A sr. unsec.
notes 6.625%, 11/1/25	10,000	8,900
United Technologies Corp. sr. unsec.
unsub. notes 1.90%, 5/4/20	105,000	103,040
Vertiv Group Corp. 144A sr. unsec. notes 9.25%,
10/15/24	10,000	9,200
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22 ‡‡	5,000	4,600
Wabash National Corp. 144A company
guaranty sr. unsec. notes 5.50%, 10/1/25	20,000	17,125
Waste Management, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,280
		919,088
Communication services (1.4%)
American Tower Corp. sr. unsec. bonds 3.125%,
1/15/27 R	11,000	9,958
American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	100,000	93,811
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	153,852
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	68,368

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Communication services cont.
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20	$7,000	$7,088
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	14,419
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24	25,000	24,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	30,000	29,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23	5,000	4,863
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	5,140
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	4,000	3,977
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	28,091
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	82,234
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	20,127
CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6.00%, 6/15/25	25,000	22,750
CommScope Technologies, LLC 144A company
guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	10,000	8,100
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	23,049
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	23,657
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	31,519
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,203
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	25,000	24,032
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	33,113
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	63,000	57,724
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	43,000	44,290
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	95,212
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	35,000	28,175
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	20,000	19,550
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R	5,000	5,038
Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25	10,000	6,225
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22	15,000	10,425
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	15,000	13,125
Intelsat Connect Finance SA 144A company
guaranty sr. unsec. notes 9.50%, 2/15/23
(Luxembourg)	25,000	21,500
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)	25,000	25,063

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Communication services cont.
Koninklijke KPN NV sr. unsec.
unsub. bonds 8.375%, 10/1/30 (Netherlands)	$30,000	$38,835
NBCUniversal Media, LLC company
guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	100,000	102,662
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,015
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	83,876
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	45,000	42,525
Sprint Communications, Inc. sr. unsec.
notes 7.00%, 8/15/20	5,000	5,113
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	48,000	49,260
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	17,400
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,100
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	5,000	5,024
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	25,000	24,125
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	4,875
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	15,000	13,575
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	5,000	4,588
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	79,566
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	62,646
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	90,000	90,370
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	25,000	23,625
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	17,000	16,491
		1,743,624
Consumer cyclicals (2.1%)
21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	150,000	220,230
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	20,000	18,633
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	86,893
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%,
12/5/21	75,000	75,918
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27	15,000	12,825
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	8,575
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	8,800
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26	5,000	4,738
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23	10,000	9,900

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	$64,000	$65,334
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	34,126
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	9,959
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.80%, 4/11/26	16,000	14,667
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	38,796
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26	5,000	4,675
Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23	10,000	10,100
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	9,675
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	5,000	4,738
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26	10,000	9,800
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	22,000	19,507
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	24,000	21,319
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	12,000	11,626
CBS Radio, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 11/1/24	30,000	27,900
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23	19,000	18,240
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22	29,000	29,000
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	30,000	26,925
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25	20,000	17,200
Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23	10,000	9,600
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	65,000	63,510
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	41,096
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	70,000	67,567
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,138
Ford Motor Co. sr. unsec. unsub. notes 4.346%,
12/8/26	59,000	52,558
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	10,000	9,706
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	68,234
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	20,848
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,354
Gray Escrow, Inc. 144A sr. unsec. notes 7.00%,
5/15/27	20,000	19,463
Gray Television, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 7/15/26	10,000	9,323

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	$10,000	$9,375
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	75,000	70,313
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	25,000	23,500
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%,
3/15/26	55,000	56,319
iHeartCommunications, Inc. company
guaranty sr. notes 9.00%,
12/15/19 (In default) †	20,000	13,400
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	5,000	4,881
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	50,000	49,376
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	5,000	4,688
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	80,000	78,956
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	5,000	4,413
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	20,000	17,400
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22	25,000	26,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21	20,000	20,200
Jacobs Entertainment, Inc. 144A notes 7.875%,
2/1/24	5,000	5,150
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	10,000	8,450
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	10,000	8,750
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	51,000	46,587
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	5,000	5,000
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	15,000	14,813
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	4,750
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	15,000	14,663
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	10,000	9,338
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	5,000	4,544
Meredith Corp. 144A sr. unsec. notes 6.875%,
2/1/26	20,000	19,550
MGM Resorts International company
guaranty sr. unsec. notes 6.75%, 10/1/20	35,000	35,963
MGM Resorts International company
guaranty sr. unsec. unsub. notes 8.625%, 2/1/19	10,000	10,013
MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21	15,000	15,356
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	25,000	24,125
Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28	5,000	3,450

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.75%,
10/15/21 ‡‡	$10,972	$4,608
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21	10,000	4,125
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	30,000	28,050
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	5,000	4,675
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	20,000	19,100
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	76,000	72,737
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	15,000	14,738
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	8,950
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	13,965
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	13,950
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	9,363
PetSmart, Inc. 144A sr. unsec. notes 7.125%,
3/15/23	5,000	2,913
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	20,000	20,700
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	24,063
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	10,000	9,650
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	20,000	19,400
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	22,000	20,695
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	15,000	14,925
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	50,000	50,750
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	20,000	18,750
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	10,000	10,025
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	70,000	63,963
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	20,000	18,850
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	23,563
Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5.75%, 7/15/25	10,000	9,497
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	9,625
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	23,469
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	35,000	30,625

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Consumer cyclicals cont.
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	$10,000	$9,350
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,600
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	10,000	8,925
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22	10,000	10,050
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	13,163
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	71,027
Walt Disney Co. (The) sr. unsec. notes 2.75%,
8/16/21	30,000	29,704
Warner Media, LLC company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	41,000	36,655
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	9,350
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	17,850
WMG Acquisition Corp. 144A company
guaranty sr. notes 5.00%, 8/1/23	10,000	9,725
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	4,775
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,250
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	9,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	25,000	22,000
		2,638,067
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)	15,000	13,650
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	4,825
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	13,800
Altria Group, Inc. company guaranty sr. unsec.
notes 9.25%, 8/6/19	2,000	2,067
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. 144A company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	35,000	33,094
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	57,287
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	15,000	14,363
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	20,000	17,050
CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22	20,000	17,500
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	3,063	3,269
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	42,824	42,214
Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23	20,000	16,100
Diageo Investment Corp. company
guaranty sr. unsec. notes 8.00%, 9/15/22	40,000	46,254
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	62,164

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Consumer staples cont.
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	$60,000	$65,597
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	7,200
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	14,400
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	15,000	14,138
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	20,000	18,300
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	14,513
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	14,475
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	9,300
Kraft Heinz Co. (The) company guaranty sr. unsec.
bonds 4.375%, 6/1/46	70,000	57,668
Kraft Heinz Co. (The) company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.82%), 3.438%,
8/10/22	10,000	9,756
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	35,520
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	4,863
Maple Escrow Subsidiary, Inc. 144A company
guaranty sr. unsec. notes 4.597%, 5/25/28	76,000	75,060
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	15,000	13,763
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	9,125
Netflix, Inc. 144A sr. unsec. bonds 6.375%,
5/15/29	5,000	4,931
Netflix, Inc. 144A sr. unsec.
unsub. bonds 5.875%, 11/15/28	5,000	4,859
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	36,000	35,183
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	15,000	11,850
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	60,000	59,649
		823,787
Energy (1.9%)
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. company guaranty sr. unsec.
notes 7.875%, 12/15/24	35,000	21,700
Anadarko Petroleum Corp. sr. unsec.
unsub. bonds 6.95%, 6/15/19	30,000	30,418
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	4,750
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	12,545
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	7,520
Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	35,000	34,280
Apergy Corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	15,000	14,550

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Energy cont.
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	$6,000	$6,137
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 7.00%,
11/1/26	5,000	4,525
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24
(Canada)	5,000	4,325
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	65,823
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	33,313
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 2.161%, 9/19/19
(United Kingdom)	20,000	19,822
California Resources Corp. company
guaranty sr. unsec. sub. notes 5.00%, 1/15/20	10,000	8,800
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	11,000	7,453
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	25,000	24,875
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	40,000	37,762
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 6/15/27	5,000	4,200
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 1/15/25	50,000	44,125
Chevron Corp. sr. unsec. unsub. notes 1.561%,
5/16/19	54,000	53,708
Comstock Escrow Corp. 144A sr. unsec.
notes 9.75%, 8/15/26	15,000	12,675
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	44,000	41,420
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	10,000	8,851
Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	10,000	9,467
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	20,000	17,200
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.625%, 10/15/25	15,000	13,500
DCP Midstream Operating LP company
guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	5,000	4,888
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	5,000	4,925
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	10,000	7,275
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	12,000	11,160
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	10,000	8,050
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	20,000	19,500
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	5,000	4,825
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	20,000	20,400
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 5.50%, 1/30/26	5,000	5,088

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Energy cont.
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	$96,000	$79,200
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	8,000	7,824
Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	13,000	13,068
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	25,575
Ensco PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	10,000	7,400
EOG Resources, Inc. sr. unsec.
unsub. notes 2.625%, 3/15/23	50,000	48,035
EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9.375%,
5/1/20	5,000	3,750
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 9.375%, 5/1/24	12,000	5,340
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	10,000	4,125
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	10,000	7,450
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 7.75%, 5/15/26	10,000	8,850
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	21,000	18,104
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	44,031
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%,
3/1/21	115,000	113,344
FTS International, Inc. company
guaranty sr. notes 6.25%, 5/1/22	5,000	4,425
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	30,000	32,461
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	20,000	19,350
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	25,000	24,250
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	15,000	12,900
Jagged Peak Energy, LLC 144A company
guaranty sr. unsec. notes 5.875%, 5/1/26	15,000	13,950
Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	25,000	26,968
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	5,000	4,725
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	20,000	20,300
Motiva Enterprises, LLC 144A sr. unsec.
notes 5.75%, 1/15/20	16,000	16,280
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	20,000	15,141
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	25,000	25,313
Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	10,000	9,800
Nine Energy Service, Inc. 144A sr. unsec.
notes 8.75%, 11/1/23	5,000	4,750
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	10,000	7,575
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	4,263

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Energy cont.
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	$5,000	$4,650
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	19,000	17,908
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	10,000	8,450
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	64,000	65,760
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44
(Brazil)	9,000	8,865
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	161,000	163,013
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	9,000	9,214
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	23,000	21,620
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	4,000	3,820
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	40,000	5,900
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	62,000	49,894
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.875%, 1/18/24 (Mexico)	80,000	74,560
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	10,000	8,600
Range Resources Corp. company guaranty sr. unsec.
sub. notes 5.75%, 6/1/21	15,000	14,513
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,003
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	12,000	12,040
SESI, LLC company guaranty sr. unsec.
notes 7.75%, 9/15/24	15,000	11,925
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	5,000	4,250
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	5,000	1
Seventy Seven Operating, LLC escrow company
guaranty sr. unsec. unsub. notes 6.625%,
11/15/19 F	20,000	2
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	67,141
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.125%, 5/11/20
(Netherlands)	110,000	108,888
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	5,000	4,425
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	8,700
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	10,000	8,950
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	4,000	3,780

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Energy cont.
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	$38,000	$35,545
Statoil ASA company guaranty sr. unsec.
unsub. notes 2.90%, 11/8/20 (Norway)	30,000	29,889
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 1/15/28	10,000	9,600
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.375%, 2/1/27	10,000	9,375
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	40,000	36,200
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.75%, 6/19/21
(France)	115,000	114,163
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	15,000	12,947
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	10,000	9,650
Transocean, Inc. company guaranty sr. unsec.
unsub. bonds 7.50%, 4/15/31	5,000	3,788
Transocean, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 7/15/23	5,000	4,975
Trinidad Drilling, Ltd. 144A company
guaranty sr. unsec. notes 6.625%, 2/15/25
(Canada)	20,000	20,170
USA Compression Partners LP/USA Compression
Finance Corp. 144A sr. unsec. notes 6.875%,
4/1/26	10,000	9,600
Vermilion Energy, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/25
(Canada)	5,000	4,688
Weatherford International, Ltd. company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	10,000	6,100
Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	5,000	3,000
Whiting Petroleum Corp. sr. unsec. notes 6.625%,
1/15/26	10,000	8,575
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	5,000	6,505
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7.75%, 6/15/31	1,000	1,208
Williams Partners LP sr. unsec. sub. notes 4.30%,
3/4/24	28,000	27,703
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	10,450
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	10,000	9,050
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	4,000	3,890
		2,331,345
Financials (4.0%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	29,555
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	48,743
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	41,000	38,726
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	15,000	14,625
Alliant Holdings Intermediate, LLC 144A
sr. unsec. notes 8.25%, 8/1/23	10,000	9,850
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	32,190

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Financials cont.
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.00%, 3/15/20	$13,000	$13,455
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	40,000	39,800
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	48,000	54,720
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	45,540
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,063
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	195,000	215,931
Bank of Montreal sr. unsec. unsub. notes Ser. D,
3.10%, 4/13/21 (Canada)	30,000	29,985
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	3,000	2,778
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	29,087
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	96,417
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	68,121
Cantor Fitzgerald LP 144A unsec. bonds 7.875%,
10/15/19	30,000	30,883
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	20,000	21,206
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,209
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	10,000	9,800
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	13,000	12,708
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	2,000	1,973
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	35,000	33,042
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	57,229
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%,
1/10/28	235,000	226,754
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	9,245
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	46,000	44,335
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	20,000	18,700
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	20,000	19,050
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	70,971
Commonwealth Bank of Australia 144A unsec.
notes 2.20%, 11/9/20 (Australia)	147,000	144,051
Cooperatieve Rabobank UA company
guaranty sr. unsec. unsub. bonds Ser. MTN,
5.25%, 5/24/41 (Netherlands)	40,000	44,061
Credit Acceptance Corp. company
guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,100
Credit Acceptance Corp. company
guaranty sr. unsec. notes 6.125%, 2/15/21	8,000	7,980
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	28,000	27,880
Digital Realty Trust LP company
guaranty sr. unsec. notes 3.40%, 10/1/20 R	30,000	29,904
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	15,000	13,950

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Financials cont.
Fairfax Financial Holdings, Ltd. 144A sr. unsec.
notes 4.85%, 4/17/28 (Canada)	$65,000	$62,457
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	29,960
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	16,000	13,900
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	138,427
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	15,000	12,825
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	10,000	8,575
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	9,925
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	19,780
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)	5,000	5,063
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	107,000	102,976
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	163,000	159,949
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.55%, 10/23/19	107,000	106,324
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	27,214
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5.125%, 4/15/22	35,000	36,492
Hospitality Properties Trust sr. unsec.
notes 4.375%, 2/15/30 R	50,000	45,778
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	3,000	2,922
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	20,000	18,050
Huntington Bancshares, Inc. unsec. notes 4.35%,
2/4/23	40,000	40,306
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	9,900
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	10,000	9,875
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20	10,000	9,988
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	17,000	16,660
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	200,000	209,117
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	14,438
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	5,000	4,838
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R	5,000	4,675
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	21,000	20,869
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	80,000	79,001
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	265,549

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Financials cont.
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	$30,000	$29,550
Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	26,000	28,340
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	18,750
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	40,000	39,632
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 5.625%, 5/1/24 R	5,000	4,950
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R	5,000	4,375
Mid-America Apartments LP sr. unsec. notes 4.30%,
10/15/23 R	45,000	45,912
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
notes 3.535%, 7/26/21 (Japan)	40,000	40,146
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	40,000	37,858
Morgan Stanley sr. unsec. unsub. notes 3.625%,
1/20/27	185,000	175,824
Morgan Stanley sr. unsec. unsub. notes 2.65%,
1/27/20	45,000	44,662
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21	15,000	14,625
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	30,000	26,471
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	78,000	92,890
Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	105,000	101,852
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	13,500
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	25,000	24,656
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	54,000	50,625
Regions Financial Corp. sr. unsec.
unsub. notes 2.75%, 8/14/22	45,000	43,443
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	46,323
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	4,463
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	8,950
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	10,000	9,697
Springleaf Finance Corp. sr. unsec.
unsub. notes 5.25%, 12/15/19	5,000	5,012
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R	15,000	13,500
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	87,698
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23	10,000	8,047
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	54,922

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Financials cont.
Travelport Corporate Finance PLC 144A
company guaranty sr. notes 6.00%, 3/15/26
(United Kingdom)	$20,000	$20,200
UBS Group Funding (Switzerland) AG 144A
company guaranty sr. unsec. unsub. notes
2.65%, 2/1/22 (Switzerland)	200,000	193,575
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	18,362
VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	35,000	35,385
Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	100,000	102,063
Wand Merger Corp. 144A sr. unsec. notes 9.125%,
7/15/26	5,000	4,850
Wand Merger Corp. 144A sr. unsec. notes 8.125%,
7/15/23	10,000	9,775
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	8,000	7,900
Wells Fargo & Co. sr. unsec. notes Ser. GMTN,
2.60%, 7/22/20	80,000	79,225
Westpac Banking Corp. sr. unsec.
unsub. notes 4.875%, 11/19/19 (Australia)	80,000	81,308
Westpac Banking Corp. sr. unsec.
unsub. notes 2.15%, 3/6/20 (Australia)	135,000	133,552
WeWork Cos, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 5/1/25	20,000	17,750
WP Carey, Inc. sr. unsec. unsub. notes 4.60%,
4/1/24 R	30,000	30,289
		4,905,357
Health care (1.5%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	40,000	33,400
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	26,000	25,585
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	14,643
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	125,395
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	15,000	7,950
AstraZeneca PLC sr. unsec. unsub. notes 6.45%,
9/15/37 (United Kingdom)	36,000	43,023
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25	5,000	4,663
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 9.00%, 12/15/25	10,000	9,950
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	34,900
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	8,000	7,400
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,150
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,025
Becton Dickinson and Co. (BD) sr. unsec.
unsub. bonds 4.669%, 6/6/47	59,000	55,493
Becton Dickinson and Co. (BD) sr. unsec.
unsub. bonds 3.70%, 6/6/27	51,000	48,238
BioScrip, Inc. company guaranty sr. unsec.
notes 8.875%, 2/15/21	15,000	13,988
Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24	15,000	15,356

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Health care cont.
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	$20,000	$19,750
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	5,000	4,863
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	30,000	27,264
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	29,000	13,195
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	23,000	16,790
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	75,000	74,750
Cigna Holding Co. sr. unsec. unsub. notes 4.50%,
3/15/21	80,000	81,743
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	40,000	41,271
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	116,000	111,158
Elanco Animal Health, Inc. 144A sr. unsec.
notes 4.90%, 8/28/28	80,000	81,406
Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	20,000	15,100
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	15,000	14,888
HCA, Inc. company guaranty sr. notes 6.50%,
2/15/20	27,000	27,675
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	40,000	37,901
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	4,000	4,240
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	14,355
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	5,000	5,350
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%, 4/15/25
(Luxembourg)	10,000	6,925
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	50,000	48,021
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	9,650
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	4,563
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	80,203
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	75,000	71,719
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	11,000	11,163
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%,
5/15/22	23,000	20,700
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	40,000	38,622
Pfizer, Inc. sr. unsec. unsub. notes 1.70%,
12/15/19	55,000	54,469
Service Corp. International sr. unsec.
notes 5.375%, 1/15/22	14,000	14,035
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	15,000	14,100
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	33,000	32,670

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Health care cont.
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	$46,000	$41,717
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	40,000	37,813
Sotera Health Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	10,000	9,575
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	20,000	20,250
Tenet Healthcare Corp. sr. unsec. notes 8.125%,
4/1/22	5,000	5,013
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95%, 10/15/42	90,000	86,161
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	88,137
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 9.25%, 4/1/26	15,000	15,000
Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 8.50%, 1/31/27	10,000	9,675
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	5,000	4,813
WellCare Health Plans, Inc. 144A sr. unsec.
notes 5.375%, 8/15/26	5,000	4,825
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	34,290
		1,815,967
Technology (1.6%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	122,412
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	31,818
Analog Devices, Inc. sr. unsec.
unsub. notes 2.85%, 3/12/20	60,000	59,789
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	40,230
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	130,000	129,728
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	80,000	81,245
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	25,568
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	29,716
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	34,000	—
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	15,000	13,725
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	35,000	31,399
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.50%,
1/15/28	90,000	77,977
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	35,000	32,626
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.20%, 2/28/21	75,000	74,006
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	83,000	83,375
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	15,000	15,263
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	10,000	10,828
Energizer Gamma Acquisition, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 7/15/26	5,000	4,588
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	20,000	19,868

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Technology cont.
Fidelity National Information Services, Inc.
sr. unsec. unsub. notes 5.00%, 10/15/25	$9,000	$9,362
First Data Corp. 144A notes 5.75%, 1/15/24	30,000	29,250
First Data Corp. 144A sr. notes 5.375%, 8/15/23	15,000	14,738
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	54,890
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	132,089
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	24,000	18,720
Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡	20,000	19,450
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	15,000	14,507
Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20	3,000	3,009
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	66,000	81,600
Microchip Technology, Inc. 144A company
guaranty sr. notes 4.333%, 6/1/23	44,000	42,797
Microsoft Corp. sr. unsec. unsub. notes 5.30%,
2/8/41	25,000	29,535
Microsoft Corp. sr. unsec. unsub. notes 3.70%,
8/8/46	100,000	95,798
Microsoft Corp. sr. unsec. unsub. notes 1.55%,
8/8/21	80,000	77,717
Oracle Corp. sr. unsec. unsub. notes 5.375%,
7/15/40	35,000	38,674
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	10,000	9,268
Oracle Corp. sr. unsec. unsub. notes 2.50%,
10/15/22	80,000	77,792
Oracle Corp. sr. unsec. unsub. notes 2.25%,
10/8/19	95,000	94,551
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	20,000	18,600
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26	5,000	4,775
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	60,000	60,317
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	35,000	37,275
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	25,000	23,125
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	18,600
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	13,305
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	70,000	60,726
		1,964,631
Transportation (0.2%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	64,913
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%,
12/17/19	17,247	17,812
FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	15,000	14,581
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,953
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,736

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Transportation cont.
United Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 07-1, Class A,
6.636%, 7/2/22	$8,512	$8,860
United Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 14-2, Class A,
3.75%, 9/3/26	37,320	36,857
Watco Cos., LLC/Watco Finance Corp. 144A
company guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,060
		201,772
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%,
4/15/25	35,000	34,738
AES Corp./Virginia (The) sr. unsec. notes 4.875%,
5/15/23	7,000	6,843
AES Corp./Virginia (The) sr. unsec. notes 4.50%,
3/15/23	5,000	4,875
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27	25,000	24,000
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	55,887
American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	53,405
Arizona Public Services Co. sr. unsec.
notes 4.50%, 4/1/42	15,000	15,303
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	39,000	46,684
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	25,000	22,875
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	10,000	9,125
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	3,000	2,940
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	8,630
Commonwealth Edison Co. 1st mtge. bonds 5.90%,
3/15/36	28,000	33,012
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	43,844
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	51,343
Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	20,000	21,100
Dynegy, Inc. 144A company guaranty sr. unsec.
notes 8.125%, 1/30/26	10,000	10,800
Electricite de France (EDF) 144A sr. unsec.
notes 6.50%, 1/26/19 (France)	60,000	60,119
Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	11,000	10,431
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	38,000	37,576
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	48,000	48,841
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27	5,000	4,875
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	75,342
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	33,000	35,850
GenOn Energy, Inc. sr. unsec. notes 9.875%,
10/15/20	18,000	6,889
GenOn Energy, Inc./NRG Americas, Inc. company
guaranty sub. FRN (BBA LIBOR USD 3 Month
+ 6.50%), 9.392%, 12/1/23	3,902	3,824
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	10,000	9,735

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.1%)* cont.	Principal amount	Value
Utilities and power cont.
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	$10,000	$9,559
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	79,792
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	24,395
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	105,000	102,032
Kinder Morgan, Inc./DE company guaranty
sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	20,349
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	62,534
Nevada Power Co. mtge. notes 7.125%, 3/15/19	40,000	40,305
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	20,000	16,675
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,413
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	20,000	20,150
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	5,000	4,800
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	72,443
Oncor Electric Delivery Co., LLC sr. notes 4.10%,
6/1/22	25,000	25,609
Oncor Electric Delivery Co., LLC sr. notes 3.75%,
4/1/45	75,000	71,193
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	60,554
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	29,797
Texas Competitive Electric Holdings Co. , LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	13,000	39
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	15,000	14,438
		1,403,963

Total corporate bonds and notes (cost $20,386,760)		$19,858,094

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (11.7%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.2%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$270,314	$306,270
3.50%, with due dates from 8/20/47 to 11/20/47	3,620,964	3,648,971
		3,955,241
U.S. Government Agency Mortgage Obligations (8.5%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4.00%, 5/1/48	1,435,340	1,463,935
Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 1/1/49	1,000,000	1,075,156
4.50%, TBA, 1/1/49	1,000,000	1,035,156
4.00%, with due dates from 8/1/47 to 1/1/57	899,412	918,401
3.50%, with due dates from 12/1/47 to 1/1/48	3,933,667	3,933,821
3.00%, with due dates from 12/1/31 to 5/1/46	2,051,698	2,034,397
		10,460,866
Total U.S. government and agency mortgage
obligations (cost $14,695,649)		$14,416,107

MORTGAGE-BACKED
SECURITIES (1.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 15.914%, 4/15/37	$9,667	$13,897
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 14.795%, 11/15/35	13,514	18,977
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US
LIBOR) + 22.28%), 14.173%, 12/15/36	10,219	13,093
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.495%, 3/15/35	26,557	33,255
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US
LIBOR) + 16.95%), 10.671%, 6/15/34	15,347	17,381
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.95%), 4.495%, 3/15/41	73,624	11,903
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.377%, 3/25/36	17,979	26,196
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.01%, 6/25/37	16,400	22,668
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US
LIBOR) + 20.25%), 12.731%, 8/25/35	6,534	8,125
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 8.506%,
9/25/28	20,000	22,792
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, (1 Month US LIBOR + 4.90%), 7.406%,
11/25/24	7,845	8,752
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M2, (1 Month US LIBOR + 2.90%), 5.406%,
7/25/24	15,686	16,361
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, (1 Month US LIBOR + 2.60%), 5.106%,
5/25/24	16,000	16,749
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M1, (1 Month US LIBOR + 1.35%), 3.856%,
1/25/29	5,647	5,654
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 12/25/48	232,748	33,603
Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,552	3,746
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	61,565	13,569
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.58%, 6/20/43	92,834	16,878
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	125,008	13,726
Ser. 13-14, IO, 3.50%, 12/20/42	266,394	37,253
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	252,713	29,310
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66 W	191,228	21,150
Ser. 15-H26, Class DI, IO, 2.118%, 10/20/65 W	257,197	24,532
		429,570
Commercial mortgage-backed securities (0.8%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.211%, 1/15/49 W	216,476	253
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.324%, 7/10/42 W	3,790	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	329,484	3
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO,
0.441%, 11/10/41 W	51,722	126
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	2,424	—
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.314%,
12/11/38 W	36,042	370

Putnam VT Global Asset Allocation Fund 21

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.352%, 7/15/29 W	$4,908	$68
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.752%, 12/11/49 W	4,199	—
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.80%, 9/10/45 W	338,470	17,826
FRB Ser. 06-C5, Class XC, IO, 0.495%, 10/15/49 W	602,091	6
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.539%, 12/10/44 W	61,000	60,697
FRB Ser. 14-CR17, Class C, 4.737%, 5/10/47 W	26,000	25,898
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	21,068
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47 W	36,000	35,076
Ser. 13-CR13, Class AM, 4.449%, 11/10/46 W	85,000	88,530
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	30,119
FRB Ser. 14-CR18, Class XA, IO, 1.147%, 7/15/47 W	254,911	9,281
FRB Ser. 14-CR16, Class XA, IO, 1.127%, 4/10/47 W	187,866	8,170
FRB Ser. 14-CR20, Class XA, IO, 1.124%, 11/10/47 W	325,317	14,496
FRB Ser. 13-CR11, Class XA, IO, 1.095%, 8/10/50 W	540,807	20,686
FRB Ser. 14-CR17, Class XA, IO, 1.078%, 5/10/47 W	689,727	29,963
FRB Ser. 14-UBS6, Class XA, IO, 0.954%, 12/10/47 W	932,986	36,614
FRB Ser. 14-LC17, Class XA, IO, 0.892%, 10/10/47 W	698,946	19,565
COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.44%, 12/10/46 W	313,745	3
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.04%, 1/15/49 W	674,127	7
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.362%,
12/15/49 W	70,000	68,443
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.087%, 12/10/49 W	1,563,450	1,425
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.982%,
5/10/43 W	15,496	—
GS Mortgage Securities Corp. II FRB Ser. 15-GC30,
Class XA, IO, 0.859%, 5/10/50 W	457,910	16,805
GS Mortgage Securities Trust FRB Ser. 14-GC22,
Class C, 4.689%, 6/10/47 W	19,000	19,016
GS Mortgage Securities Trust 144A FRB
Ser. 06-GG8, Class X, IO, 0.871%, 11/10/39 W	1,036,108	16,211
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.199%, 11/15/45 W	30,000	30,728
FRB Ser. 14-C22, Class C, 4.558%, 9/15/47 W	23,000	22,388
JPMorgan Chase Commercial Mortgage Securities
Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,216
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45 W	205,366	256
FRB Ser. 07-LDPX, Class X, IO, 0.142%, 1/15/49 W	560,812	6
JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.361%, 9/12/37 W	181,408	195
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39 W	401,438	5,469
FRB Ser. 05-C5, Class XCL, IO, 0.507%, 9/15/40 W	211,661	1,064
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40 W	52,273	102
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.904%, 8/12/39 W	14,575	—
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	53,987	1
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44 W	577	73
FRB Ser. 06-C4, Class X, IO, 6.235%, 7/15/45 W	13,665	404

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	$25,000	$24,749
FRB Ser. 14-C17, Class XA, IO, 1.19%, 8/15/47 W	283,563	10,340
FRB Ser. 13-C12, Class XA, IO, 0.617%, 10/15/46 W	466,907	11,296
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49 W	50,000	50,776
FRB Ser. 12-C4, Class XA, IO, 1.64%, 12/10/45 W	204,655	10,131
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.226%, 10/15/44 W	11,692	11,538
FRB Ser. 07-C34, IO, 0.107%, 5/15/46 W	218,746	71
Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45 W	2,144	—
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.287%, 7/15/46 W	19,000	19,528
FRB Ser. 13-LC12, Class C, 4.287%, 7/15/46 W	24,000	22,992
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	32,966
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	11,856
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44 W	32,000	28,309
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44 W	25,000	24,920
FRB Ser. 13-C15, Class D, 4.473%, 8/15/46 W	43,000	36,968
FRB Ser. 12-C9, Class XA, IO, 1.885%, 11/15/45 W	221,308	12,947
FRB Ser. 11-C5, Class XA, IO, 1.736%, 11/15/44 W	282,088	10,504
FRB Ser. 12-C10, Class XA, IO, 1.565%, 12/15/45 W	320,039	15,758
		953,276
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 4.538%, 5/25/35 W	30,184	30,816
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 3.097%, 6/25/46	115,338	105,918
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 2.696%, 8/25/46	127,628	108,579
FRB Ser. 05-27, Class 1A1, 2.393%, 8/25/35 W	35,349	30,340
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%,
10/25/28	19,703	22,284
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%,
4/25/28	25,600	28,819
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 8.056%,
4/25/28	81,128	90,370
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 7.506%,
7/25/25	6,878	7,519
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, (1 Month US LIBOR + 4.30%), 6.806%,
2/25/25	18,891	20,394
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 6.506%,
5/25/25	13,165	14,187
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (1 Month US LIBOR + 0.80%), 3.306%,
2/25/34	26,157	25,413
Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 3.677%, 2/25/35 W	10,325	10,624

22 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, (1 Month US LIBOR + 1.13%), 3.631%,
10/25/33	$62,493	$62,398
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (1 Month US LIBOR + 1.05%), 3.556%,
10/25/34	30,000	29,536
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 3.406%, 11/25/34	33,386	33,280
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR
+ 0.85%), 3.356%, 5/25/47	39,744	33,111
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 4.038%, 10/25/35 W	38,874	37,878
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR
+ 0.96%), 3.466%, 7/25/45	45,549	44,128
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR
+ 0.49%), 2.996%, 10/25/45	18,882	17,947
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 06-AR2, Class 1A1, 4.595%, 3/25/36 W	17,895	17,716
		771,257

Total mortgage-backed securities (cost $2,100,530)		$2,154,103

COMMODITY LINKED NOTES (1.2%)* †††	Principal amount	Value
Goldman Sachs International 144A notes zero %,
2019 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	$1,533,000	$1,534,237
Total commodity Linked Notes (cost $1,533,000)		$1,534,237

ASSET-BACKED SECURITIES (0.5%)*	Principal amount	Value

loanDepot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US
LIBOR + 0.80%), 3.306%, 11/25/50	$62,000	$62,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR
+ 0.90%), 3.215%, 4/24/19	162,000	162,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR
+ 0.70%), 3.015%, 9/24/19	72,000	72,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.015%, 7/24/19	128,000	128,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 2.982%, 2/24/20	90,000	90,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 3.106%,
1/25/46	85,787	85,014
Total asset-backed securities (cost $599,442)		$599,014

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.4%)*	Principal amount	Value

Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26 (Argentina)	$150,000	$120,375
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)	165,000	117,975
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/15/24
(Indonesia)	200,000	212,750
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)	23,000	23,251
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †	23,000	5,089

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.4%)* cont.	Principal amount	Value

Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	$36,000	$8,280
Total foreign government and agency bonds
and notes (cost $586,947)		$487,720

SENIOR LOANS (0.2%)* [c]	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 6.701%, 12/15/24	$19,788	$19,107
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 7.037%,
11/17/22	20,000	18,600
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	4,663	4,453
Forterra Finance, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.522%, 10/25/23	9,887	8,809
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.272%,
4/16/21	4,027	3,967
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 5.272%, 3/31/24	13,803	13,087
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.604%, 5/21/24	15,000	14,475
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	3,956	3,224
Keane Group Holdings, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%,
5/25/25	13	12
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	34,738	33,261
Neiman Marcus Group, Ltd., Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.25%), 5.63%,
10/25/20	18,721	15,843
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	4,962	4,339
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%,
9/7/23	9,524	6,703
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	10,000	9,100
Robertshaw Holdings Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.50%), 6.063%, 2/28/25	9,925	8,933
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.522%, 3/28/25	24,813	22,812
Total senior loans (cost $199,488)		$186,725

PURCHASED OPTIONS
OUTSTANDING (—%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	1,037,843	GBP 814,250	$17,288
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	$2,124,400	$2,124,400	10,469
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	1,135,300	1,135,300	6,009
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	505,161	EUR 440,900	4,043
Total purchased options outstanding (cost $47,314)				$37,809

Putnam VT Global Asset Allocation Fund 23

PREFERRED STOCKS (—%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	$680	$17,238
Total preferred stocks (cost $17,000)		$17,238

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd. R	575	$15,333
Nine Point Energy 6.75% cv. pfd.	1	1,176
Total convertible preferred stocks (cost $11,501)		$16,509

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$5,000	$4,038
Total convertible bonds and notes (cost $4,653)		$4,038

	Expiration
WARRANTS (—%)* †	date	Strike price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	244	$5
Total warrants (cost $—)				$5

		Principal amount/
SHORT-TERM INVESTMENTS (13.6%)*			shares	Value
Putnam Short Term Investment
Fund 2.58% L		Shares	16,270,462	$16,270,462
U.S. Treasury Bills 2.543%, 6/13/19 §			$3,000	2,967
U.S. Treasury Bills 2.471%, 6/27/19 #			1,001	988
U.S. Treasury Bills 2.419%, 2/19/19 # §			3,000	2,990
U.S. Treasury Bills 2.407%, 3/14/19 # §			125,999	125,408
U.S. Treasury Bills 2.381%, 3/7/19 #			11,999	11,950
U.S. Treasury Bills 2.376%, 2/14/19 #			62,000	61,822
U.S. Treasury Bills 2.294%, 1/24/19 §			46,000	45,935
U.S. Treasury Bills 2.297%, 1/17/19 # §			86,000	85,918
U.S. Treasury Bills 2.271%, 1/10/19 # §			168,000	167,917
Total short-term investments (cost $16,776,336)				$16,776,357

Total investments (cost $123,842,715)				$125,477,137

Key to holding’s currency abbreviations

CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign
securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $123,619,987.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $407,981 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $97,837 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $5,524,207 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

24 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $13,588,711)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/16/19	$144,784	$152,218	$(7,434)
	Brazilian Real	Buy	1/3/19	132,465	133,733	(1,268)
	Brazilian Real	Sell	1/3/19	132,465	131,220	(1,245)
	British Pound	Buy	3/20/19	124,225	124,589	(364)
	Canadian Dollar	Buy	1/16/19	272,076	282,478	(10,402)
	Euro	Buy	3/20/19	556,508	552,508	4,000
	Hong Kong Dollar	Sell	2/20/19	222,257	222,308	51
	Japanese Yen	Buy	2/20/19	12,241	11,290	951
	New Zealand Dollar	Sell	1/16/19	120,910	120,968	58
	South Korean Won	Buy	2/20/19	134,716	135,104	(388)
	South Korean Won	Sell	2/20/19	135,614	132,766	(2,848)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/19	138,513	141,705	(3,192)
	British Pound	Sell	3/20/19	1,023	1,025	2
	Canadian Dollar	Buy	1/16/19	129,040	133,719	(4,679)
	Euro	Sell	3/20/19	135,841	134,800	(1,041)
	Singapore Dollar	Buy	2/20/19	1,689	1,552	137
Citibank, N.A.
	Australian Dollar	Buy	1/16/19	138,584	141,428	(2,844)
	Canadian Dollar	Sell	1/16/19	28,871	40,731	11,860
	Danish Krone	Buy	3/20/19	136,707	136,160	547
	Euro	Sell	3/20/19	26,638	26,465	(173)
	Japanese Yen	Sell	2/20/19	72,430	70,083	(2,347)
	Norwegian Krone	Sell	3/20/19	61,435	60,706	(729)
	South Korean Won	Buy	2/20/19	1,813	649	1,164
Credit Suisse International
	Australian Dollar	Buy	1/16/19	446,187	454,917	(8,730)
	Canadian Dollar	Buy	1/16/19	132,850	145,642	(12,792)
	Euro	Sell	3/20/19	202,954	201,790	(1,164)
	Japanese Yen	Sell	2/20/19	70,883	68,795	(2,088)
	New Zealand Dollar	Sell	1/16/19	144,206	142,163	(2,043)
Goldman Sachs International
	Australian Dollar	Sell	1/16/19	420,261	432,491	12,230
	Brazilian Real	Buy	1/3/19	132,465	133,918	(1,453)
	Brazilian Real	Sell	1/3/19	132,465	132,439	(26)
	Brazilian Real	Buy	4/2/19	131,595	131,567	28
	Brazilian Real	Sell	4/2/19	131,595	130,430	(1,165)
	Canadian Dollar	Sell	1/16/19	88,371	92,955	4,584
	Euro	Sell	3/20/19	253,346	252,258	(1,088)
	New Taiwan Dollar	Buy	2/20/19	133,857	134,269	(412)
	New Taiwan Dollar	Sell	2/20/19	134,360	133,605	(755)
	New Zealand Dollar	Buy	1/16/19	885,175	904,566	(19,391)
	Norwegian Krone	Buy	3/20/19	827,074	845,254	(18,180)
	South African Rand	Buy	1/16/19	1,735	9,404	(7,669)
	Swedish Krona	Sell	3/20/19	202,358	199,598	(2,760)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/16/19	34,945	24,792	(10,153)
	British Pound	Buy	3/20/19	236,935	236,067	868
	Canadian Dollar	Sell	1/16/19	81,336	79,235	(2,101)
	Chinese Yuan (Offshore)	Buy	2/20/19	161,004	160,564	440
	Euro	Sell	3/20/19	162,132	160,549	(1,583)
	Japanese Yen	Sell	2/20/19	141,465	138,217	(3,248)

Putnam VT Global Asset Allocation Fund 25

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $13,588,711) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association cont.
	Mexican Peso	Sell	1/16/19	$2,905	$1,910	$(995)
	New Zealand Dollar	Buy	1/16/19	244,842	241,289	3,553
	Norwegian Krone	Buy	3/20/19	129,763	135,741	(5,978)
	Swedish Krona	Sell	3/20/19	65,799	64,368	(1,431)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/19	115,264	116,851	(1,587)
	British Pound	Buy	3/20/19	47,848	51,086	(3,238)
	Canadian Dollar	Sell	1/16/19	298,161	308,494	10,333
	Euro	Sell	3/20/19	66,190	65,296	(894)
	Japanese Yen	Buy	2/20/19	123,394	122,538	856
	New Zealand Dollar	Buy	1/16/19	25,109	22,886	2,223
	Norwegian Krone	Sell	3/20/19	26,644	24,107	(2,537)
	Singapore Dollar	Buy	2/20/19	67,719	68,257	(538)
	Swedish Krona	Sell	3/20/19	77,765	78,113	348
	Swiss Franc	Buy	3/20/19	297,061	294,308	2,753
NatWest Markets PLC
	Australian Dollar	Buy	1/16/19	175,502	180,720	(5,218)
	Canadian Dollar	Sell	1/16/19	3,883	5,752	1,869
	Euro	Buy	3/20/19	251,847	250,945	902
	Japanese Yen	Buy	2/20/19	53,939	55,491	(1,552)
	New Zealand Dollar	Sell	1/16/19	266,862	266,922	60
	Norwegian Krone	Buy	3/20/19	133,976	138,984	(5,008)
	Swedish Krona	Sell	3/20/19	31,458	31,145	(313)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/19	144,009	148,941	(4,932)
	Canadian Dollar	Sell	1/16/19	443,909	457,076	13,167
	Euro	Sell	3/20/19	347,213	344,853	(2,360)
	Japanese Yen	Buy	2/20/19	41,552	42,579	(1,027)
	New Zealand Dollar	Sell	1/16/19	281,295	277,988	(3,307)
	Norwegian Krone	Sell	3/20/19	9,493	1,139	(8,354)
	Swedish Krona	Sell	3/20/19	243,261	241,902	(1,359)
UBS AG
	Australian Dollar	Sell	1/16/19	79,473	82,907	3,434
	British Pound	Sell	3/20/19	139,193	139,450	257
	Canadian Dollar	Buy	1/16/19	63,311	64,429	(1,118)
	Euro	Sell	3/20/19	220,482	218,924	(1,558)
	New Zealand Dollar	Sell	1/16/19	180,795	181,527	732
	Norwegian Krone	Buy	3/20/19	217,065	221,811	(4,746)
WestPac Banking Corp.
	Australian Dollar	Sell	1/16/19	130,411	133,511	3,100
	Canadian Dollar	Sell	1/16/19	248,117	251,921	3,804
	New Zealand Dollar	Sell	1/16/19	23,766	20,860	(2,906)
Unrealized appreciation						84,311
Unrealized (depreciation)						(196,711)
Total						$(112,400)

* The exchange currency for all contracts listed is the United States Dollar.

26 Putnam VT Global Asset Allocation Fund

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/18	contracts	amount	Value	date	(depreciation)
Russell 2000
Index E-Mini
(Long)	71	$4,787,383	$4,788,950	Mar-19	$(306,129)
S&P 500 Index
E-Mini (Long)	30	3,760,275	3,757,800	Mar-19	(215,907)
S&P 500 Index
E-Mini (Short)	36	4,512,330	4,509,360	Mar-19	259,141
Tokyo Price Index
(Long)	11	1,499,474	1,498,882	Mar-19	(80,484)
U.S. Treasury
Bond 30 yr (Long)	8	1,168,000	1,168,000	Mar-19	52,797
U.S. Treasury
Bond Ultra 30 yr
(Long)	17	2,731,156	2,731,156	Mar-19	150,685
U.S. Treasury
Note 2 yr (Long)	27	5,732,438	5,732,438	Mar-19	35,087
U.S. Treasury
Note 2 yr (Short)	26	5,520,125	5,520,125	Mar-19	(34,099)
U.S. Treasury
Note 5 yr (Long)	56	6,422,500	6,422,500	Mar-19	96,247

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/18 cont.	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Note 10 yr (Long)	18	$2,196,281	$2,196,281	Mar-19	$48,339
U.S. Treasury
Note 10 yr (Short)	44	5,368,688	5,368,688	Mar-19	(118,339)
Unrealized appreciation					642,296
Unrealized (depreciation)					(754,958)
Total					$(112,662)

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $19,019)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.44	1,556,733	GBP	$1,221,350	$5,685
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	$2,124,400		$2,124,400	2,717
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	1,135,300		1,135,300	2,132
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	757,799	EUR	661,400	2,192
Total					$12,726

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18					Principal	Settlement
(proceeds receivable $954,219)					amount	date	Value
Federal National Mortgage Association, 3.00%, 1/1/49					$1,000,000	1/14/19	$975,469
Total							$975,469

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront					Unrealized
		premium	Termination	Payments	Payments		appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund		(depreciation)
$151,900	$3,593 E	$(3,196)	3/18/49	3 month USD-LIBOR-BBA —	2.95% — Semiannually		$397
				Quarterly
32,900	778 E	692	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-		(86)
					BBA — Quarterly
286,000	3,352 E	(1,888)	3/18/29	3 month USD-LIBOR-BBA —	2.85% — Semiannually		1,465
				Quarterly
748,300	8,772 E	4,908	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-		(3,863)
					BBA — Quarterly
1,759,400	18,681 E	(11,848)	3/18/24	3 month USD-LIBOR-BBA —	2.80% — Semiannually		6,834
				Quarterly
2,617,400	27,792 E	17,513	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-		(10,279)
					BBA — Quarterly
3,446,100	8,377 E	(6,302)	3/18/21	3 month USD-LIBOR-BBA —	2.75% — Semiannually		2,074
				Quarterly
4,042,100	9,826 E	7,425	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-		(2,401)
					BBA — Quarterly
20,000	129	—	12/31/28	3 month USD-LIBOR-BBA —	2.7845% — Semiannually		129
				Quarterly
Total		$7,304					$(5,730)

E Extended effective date.

Putnam VT Global Asset Allocation Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$19,367	$19,431	$—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	$82
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
136,637	137,342	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	861
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
36,569	36,590	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	64
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
22,016	22,211	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(232)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
2,768	2,649	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(97)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
18,974	18,104	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(709)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
15,370	14,665	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(575)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,745	1,650	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(81)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
6,416	6,043	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	311
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
6,592,745	6,254,375	—	11/26/19	(3 month USD-LIBOR-	A basket (CGPUTQL2)	(339,592)
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
5,571,499	5,273,265	—	11/26/19	3 month USD-LIBOR-	Russell 1000 Total Return	306,809
				BBA plus 0.25% —	Index — Quarterly
				Quarterly
4,963	4,988	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	31
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
130,163	130,202	—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	159
				LIBOR) — Monthly	4.50% 30 year Ginnie Mae II
					pools — Monthly
7,301	6,839	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(407)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
27,136	25,891	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	1,015
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
4,309	4,075	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(200)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,309	4,075	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(200)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

28 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$7,209	$6,878	$—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	$270
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
10,364	9,800	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	480
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		310,082
Upfront premium (paid)		—		Unrealized (depreciation)		(342,093)
Total		$—		Total		$(32,011)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	1,737	$169,540	2.71%
Alphabet, Inc. Class A	Communication Services	149	155,950	2.49%
Starbucks Corp.	Consumer Discretionary	1,845	118,836	1.90%
Texas Instruments, Inc.	Information Technology	1,192	112,650	1.80%
Apple, Inc.	Information Technology	713	112,424	1.80%
Microsoft Corp.	Information Technology	1,104	112,101	1.79%
Coca-Cola Co. (The)	Consumer Staples	2,315	109,604	1.75%
TJX Cos., Inc. (The)	Consumer Discretionary	2,447	109,461	1.75%
Intuit, Inc.	Information Technology	551	108,458	1.73%
Automatic Data Processing, Inc.	Information Technology	814	106,754	1.71%
Exelon Corp.	Utilities	2,341	105,557	1.69%
Mondelez International, Inc. Class A	Consumer Staples	2,621	104,903	1.68%
Walt Disney Co. (The)	Communication Services	942	103,251	1.65%
Humana, Inc.	Health Care	358	102,480	1.64%
American Electric Power Co., Inc.	Utilities	1,365	102,008	1.63%
Lowe’s Cos., Inc.	Consumer Discretionary	1,096	101,196	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,479	93,903	1.50%
Raytheon Co.	Industrials	607	93,128	1.49%
Exxon Mobil Corp.	Energy	1,340	91,357	1.46%
Occidental Petroleum Corp.	Energy	1,488	91,352	1.46%
Northrop Grumman Corp.	Industrials	363	88,999	1.42%
Honeywell International, Inc.	Industrials	658	86,895	1.39%
Johnson & Johnson	Health Care	662	85,387	1.37%
Omnicom Group, Inc.	Communication Services	1,152	84,378	1.35%
Centene Corp.	Health Care	731	84,259	1.35%
American Express Co.	Financials	870	82,938	1.33%
Norfolk Southern Corp.	Industrials	528	79,014	1.26%
Pfizer, Inc.	Health Care	1,790	78,139	1.25%
Citrix Systems, Inc.	Information Technology	742	76,056	1.22%
Verizon Communications, Inc.	Communication Services	1,346	75,696	1.21%
Comerica, Inc.	Financials	1,100	75,542	1.21%
Amazon.com, Inc.	Consumer Discretionary	49	74,061	1.18%
Cisco Systems, Inc.	Information Technology	1,670	72,365	1.16%
F5 Networks, Inc.	Information Technology	439	71,200	1.14%
Fidelity National Information Services, Inc.	Information Technology	693	71,083	1.14%
Merck & Co., Inc.	Health Care	866	66,197	1.06%
Allstate Corp. (The)	Financials	799	66,042	1.06%
VICI Properties, Inc.	Real Estate	3,429	64,393	1.03%
Baxter International, Inc.	Health Care	961	63,246	1.01%
AutoZone, Inc.	Consumer Discretionary	74	62,198	0.99%
Sysco Corp.	Consumer Staples	990	62,040	0.99%

Putnam VT Global Asset Allocation Fund 29

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Marathon Petroleum Corp.	Energy	1,035	$61,067	0.98%
Ross Stores, Inc.	Consumer Discretionary	723	60,120	0.96%
AGNC Investment Corp.	Financials	3,324	58,301	0.93%
Waste Management, Inc.	Industrials	640	56,930	0.91%
UnitedHealth Group, Inc.	Health Care	216	53,873	0.86%
NXP Semiconductors NV	Information Technology	731	53,604	0.86%
Juniper Networks, Inc.	Information Technology	1,981	53,301	0.85%
Equity Residential Trust	Real Estate	801	52,856	0.85%
Amgen, Inc.	Health Care	264	51,362	0.82%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$273	$4,000	$645	5/11/63	300 bp — Monthly	$(369)
CMBX NA BBB–.6 Index	BBB–/P	482	8,000	1,290	5/11/63	300 bp — Monthly	(804)
CMBX NA BBB–.6 Index	BBB–/P	926	15,000	2,420	5/11/63	300 bp — Monthly	(1,485)
CMBX NA BBB–.6 Index	BBB–/P	912	16,000	2,581	5/11/63	300 bp — Monthly	(1,659)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	BB/P	2,215	9,000	2,530	5/11/63	500 bp — Monthly	(306)
CMBX NA BB.7 Index	BB/P	514	4,000	728	1/17/47	500 bp — Monthly	(210)
Credit Suisse International
CMBX NA A.6 Index	A/P	158	7,000	305	5/11/63	200 bp — Monthly	(144)
CMBX NA A.6 Index	A/P	369	19,000	828	5/11/63	200 bp — Monthly	(452)
CMBX NA A.6 Index	A/P	1,015	20,000	872	5/11/63	200 bp — Monthly	151
CMBX NA A.7 Index	A-/P	37	1,000	21	1/17/47	200 bp — Monthly	16
CMBX NA A.7 Index	A-/P	291	7,000	148	1/17/47	200 bp — Monthly	146
CMBX NA BBB–.6 Index	BBB–/P	435	4,000	645	5/11/63	300 bp — Monthly	(208)
CMBX NA BBB–.6 Index	BBB–/P	19,994	187,000	30,163	5/11/63	300 bp — Monthly	(10,060)
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	1,787	1/17/47	300 bp — Monthly	(396)
CMBX NA BBB–.7 Index	BBB–/P	2,371	30,000	2,553	1/17/47	300 bp — Monthly	(164)
Goldman Sachs International
CMBX NA A.6 Index	A/P	61	2,000	87	5/11/63	200 bp — Monthly	(25)
CMBX NA A.6 Index	A/P	263	4,000	174	5/11/63	200 bp — Monthly	90
CMBX NA A.6 Index	A/P	354	7,000	305	5/11/63	200 bp — Monthly	52
CMBX NA A.6 Index	A/P	456	9,000	392	5/11/63	200 bp — Monthly	67
CMBX NA A.6 Index	A/P	468	9,000	392	5/11/63	200 bp — Monthly	79
CMBX NA A.6 Index	A/P	560	11,000	480	5/11/63	200 bp — Monthly	84
CMBX NA A.6 Index	A/P	433	14,000	610	5/11/63	200 bp — Monthly	(172)
CMBX NA A.6 Index	A/P	753	24,000	1,046	5/11/63	200 bp — Monthly	(284)
CMBX NA A.6 Index	A/P	602	26,000	1,134	5/11/63	200 bp — Monthly	(522)
CMBX NA A.6 Index	A/P	1,868	31,000	1,352	5/11/63	200 bp — Monthly	529
CMBX NA A.6 Index	A/P	3,382	55,000	2,398	5/11/63	200 bp — Monthly	1,005
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	161	5/11/63	300 bp — Monthly	(82)
CMBX NA BBB–.6 Index	BBB–/P	156	3,000	484	5/11/63	300 bp — Monthly	(326)
CMBX NA BBB–.6 Index	BBB–/P	325	3,000	484	5/11/63	300 bp — Monthly	(157)
CMBX NA BBB–.6 Index	BBB–/P	204	3,000	484	5/11/63	300 bp — Monthly	(278)
CMBX NA BBB–.6 Index	BBB–/P	244	5,000	807	5/11/63	300 bp — Monthly	(560)
CMBX NA BBB–.6 Index	BBB–/P	248	5,000	807	5/11/63	300 bp — Monthly	(556)
CMBX NA BBB–.6 Index	BBB–/P	772	7,000	1,129	5/11/63	300 bp — Monthly	(353)
CMBX NA BBB–.6 Index	BBB–/P	604	7,000	1,129	5/11/63	300 bp — Monthly	(521)
CMBX NA BBB–.6 Index	BBB–/P	919	19,000	3,065	5/11/63	300 bp — Monthly	(2,134)
CMBX NA BBB–.6 Index	BBB–/P	2,679	22,000	3,549	5/11/63	300 bp — Monthly	(857)
CMBX NA BBB–.6 Index	BBB–/P	4,033	43,000	6,936	5/11/63	300 bp — Monthly	(2,878)

30 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BBB–/P	$3,608	$48,000	$7,742	5/11/63	300 bp — Monthly	$(4,106)
CMBX NA BBB–.7 Index	BBB–/P	887	12,000	1,021	1/17/47	300 bp — Monthly	(127)
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	636	3,000	843	5/11/63	500 bp — Monthly	(205)
CMBX NA BB.6 Index	BB/P	635	3,000	843	5/11/63	500 bp — Monthly	(205)
CMBX NA A.6 Index	A/P	51	1,000	44	5/11/63	200 bp — Monthly	8
CMBX NA A.6 Index	A/P	86	5,000	218	5/11/63	200 bp — Monthly	(130)
CMBX NA A.6 Index	A/P	319	7,000	305	5/11/63	200 bp — Monthly	16
CMBX NA A.6 Index	A/P	406	8,000	349	5/11/63	200 bp — Monthly	60
CMBX NA A.6 Index	A/P	234	10,000	436	5/11/63	200 bp — Monthly	(199)
CMBX NA A.6 Index	A/P	234	10,000	436	5/11/63	200 bp — Monthly	(199)
CMBX NA A.6 Index	A/P	557	17,000	741	5/11/63	200 bp — Monthly	(178)
CMBX NA A.6 Index	A/P	726	24,000	1,046	5/11/63	200 bp — Monthly	(311)
CMBX NA A.6 Index	A/P	704	25,000	1,090	5/11/63	200 bp — Monthly	(377)
CMBX NA A.6 Index	A/P	1,707	29,000	1,264	5/11/63	200 bp — Monthly	453
CMBX NA A.6 Index	A/P	1,501	33,000	1,439	5/11/63	200 bp — Monthly	75
CMBX NA A.6 Index	A/P	2,902	60,000	2,616	5/11/63	200 bp — Monthly	309
CMBX NA A.6 Index	A/P	7,051	117,000	5,101	5/11/63	200 bp — Monthly	1,995
CMBX NA BBB–.6 Index	BBB–/P	311	2,000	323	5/11/63	300 bp — Monthly	(11)
CMBX NA BBB–.6 Index	BBB–/P	339	3,000	484	5/11/63	300 bp — Monthly	(143)
CMBX NA BBB–.6 Index	BBB–/P	423	3,000	484	5/11/63	300 bp — Monthly	(59)
CMBX NA BBB–.6 Index	BBB–/P	336	3,000	484	5/11/63	300 bp — Monthly	(146)
CMBX NA BBB–.6 Index	BBB–/P	550	5,000	807	5/11/63	300 bp — Monthly	(253)
CMBX NA BBB–.6 Index	BBB–/P	567	5,000	807	5/11/63	300 bp — Monthly	(236)
CMBX NA BBB–.6 Index	BBB–/P	664	7,000	1,129	5/11/63	300 bp — Monthly	(461)
CMBX NA BBB–.6 Index	BBB–/P	2,111	12,000	1,936	5/11/63	300 bp — Monthly	183
CMBX NA BBB–.6 Index	BBB–/P	11,137	93,000	15,001	5/11/63	300 bp — Monthly	(3,809)
CMBX NA BBB–.7 Index	BBB–/P	1,692	14,000	1,191	1/17/47	300 bp — Monthly	509
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	224	2,000	323	5/11/63	300 bp — Monthly	(97)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	968	7,000	1,129	5/11/63	300 bp — Monthly	(157)
CMBX NA A.6 Index	A/P	243	18,000	785	5/11/63	200 bp — Monthly	(534)
CMBX NA BB.6 Index	BB/P	737	3,000	843	5/11/63	500 bp — Monthly	(104)
CMBX NA BB.6 Index	BB/P	1,478	6,000	1,687	5/11/63	500 bp — Monthly	(202)
CMBX NA BBB–.6 Index	BBB–/P	969	8,000	1,290	5/11/63	300 bp — Monthly	(316)
Upfront premium received		95,827	Unrealized appreciation				5,827
Upfront premium (paid)		—	Unrealized (depreciation)				(38,527)
Total		$95,827	Total				$(32,700)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Global Asset Allocation Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(490)	$3,000	$546	1/17/47	(500 bp) — Monthly	$53
CMBX NA BB.7 Index	(471)	3,000	546	1/17/47	(500 bp) — Monthly	72
CMBX NA BB.7 Index	(605)	3,000	546	1/17/47	(500 bp) — Monthly	(62)
CMBX NA BB.9 Index	(616)	4,000	765	9/17/58	(500 bp) — Monthly	145
CMBX NA BB.9 Index	(619)	4,000	765	9/17/58	(500 bp) — Monthly	142
CMBX NA BB.9 Index	(616)	4,000	765	9/17/58	(500 bp) — Monthly	145
CMBX NA BB.9 Index	(313)	2,000	382	9/17/58	(500 bp) — Monthly	67
Credit Suisse International
CMBX NA BB.7 Index	(883)	50,000	14,055	5/11/63	(500 bp) — Monthly	13,124
CMBX NA BB.7 Index	(2,796)	17,000	3,094	1/17/47	(500 bp) — Monthly	281
CMBX NA BB.7 Index	(1,291)	7,000	1,274	1/17/47	(500 bp) — Monthly	(24)
CMBX NA BB.9 Index	(1,117)	7,000	1,338	9/17/58	(500 bp) — Monthly	214
CMBX NA BB.9 Index	(308)	2,000	382	9/17/58	(500 bp) — Monthly	72
CMBX NA BB.9 Index	(156)	1,000	191	9/17/58	(500 bp) — Monthly	34
Goldman Sachs International
CMBX NA BB.6 Index	(1,739)	17,000	4,779	5/11/63	(500 bp) — Monthly	3,023
CMBX NA BB.7 Index	(303)	2,000	364	1/17/47	(500 bp) — Monthly	59
CMBX NA BB.7 Index	(2,234)	11,000	2,002	1/17/47	(500 bp) — Monthly	(242)
CMBX NA BB.7 Index	(983)	6,000	1,092	1/17/47	(500 bp) — Monthly	103
JPMorgan Securities LLC
CMBX NA BB.7 Index	(479)	3,000	546	1/17/47	(500 bp) — Monthly	64
CMBX NA BB.7 Index	(480)	3,000	546	1/17/47	(500 bp) — Monthly	64
CMBX NA BB.7 Index	(388)	2,000	364	1/17/47	(500 bp) — Monthly	(26)
CMBX NA A.7 Index	(169)	8,000	169	1/17/47	(200 bp) — Monthly	(3)
CMBX NA BB.6 Index	(141)	1,000	281	5/11/63	(500 bp) — Monthly	140
CMBX NA BB.7 Index	(1,027)	6,000	1,092	1/17/47	(500 bp) — Monthly	59
CMBX NA BB.7 Index	(626)	4,000	728	1/17/47	(500 bp) — Monthly	98
CMBX NA BB.7 Index	(720)	4,000	728	1/17/47	(500 bp) — Monthly	4
CMBX NA BB.7 Index	(584)	3,000	546	1/17/47	(500 bp) — Monthly	(41)
CMBX NA BB.7 Index	(471)	3,000	546	1/17/47	(500 bp) — Monthly	72
CMBX NA BB.7 Index	(487)	3,000	546	1/17/47	(500 bp) — Monthly	56
CMBX NA BB.7 Index	(397)	2,000	364	1/17/47	(500 bp) — Monthly	(35)
CMBX NA BB.7 Index	(197)	1,000	182	1/17/47	(500 bp) — Monthly	(16)
CMBX NA BBB–.7 Index	(1,207)	18,000	1,532	1/17/47	(300 bp) — Monthly	314
CMBX NA BBB–.7 Index	(411)	7,000	596	1/17/47	(300 bp) — Monthly	181
CMBX NA BBB–.7 Index	(294)	4,000	340	1/17/47	(300 bp) — Monthly	44
CMBX NA BBB–.7 Index	(294)	4,000	340	1/17/47	(300 bp) — Monthly	44
CMBX NA BBB–.7 Index	(181)	2,000	170	1/17/47	(300 bp) — Monthly	(12)
Merrill Lynch International
CMBX NA BB.7 Index	(1,908)	11,000	2,002	1/17/47	(500 bp) — Monthly	83
CMBX NA BB.9 Index	(626)	4,000	765	9/17/58	(500 bp) — Monthly	135
CMBX NA BBB–.7 Index	(328)	4,000	340	1/17/47	(300 bp) — Monthly	10
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(408)	4,000	340	1/17/47	(300 bp) — Monthly	(69)
CMBX NA BB.7 Index	(1,207)	6,000	1,092	1/17/47	(500 bp) — Monthly	(120)
CMBX NA BB.7 Index	(964)	5,000	910	1/17/47	(500 bp) — Monthly	(59)
CMBX NA BB.7 Index	(1,006)	5,000	910	1/17/47	(500 bp) — Monthly	(103)
Upfront premium received	—		Unrealized appreciation			18,902
Upfront premium (paid)	(30,540)		Unrealized (depreciation)			(812)
Total	$(30,540)		Total			$18,090

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

32 Putnam VT Global Asset Allocation Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 31 Index	B+/P	$(42,108)	$586,000	$11,681	12/20/23	500 bp —	$(29,450)
						Quarterly
NA IG Series 31 Index	BBB+/P	(40,625)	2,310,000	12,823	12/20/23	100 bp —	(27,033)
						Quarterly
Total		$(82,733)					$(56,483)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 31 Index	$8,257	$115,000	$2,292	12/20/23	(500 bp) — Quarterly	$5,773

Total	$8,257					$5,773

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Global Asset Allocation Fund 33

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,120,184	$401,911	$—
Capital goods	4,653,409	130,251	—
Communication services	2,007,584	283,855	—
Conglomerates	134,317	298,756	—
Consumer cyclicals	7,522,372	655,853	—
Consumer staples	6,720,888	75,416	—
Energy	3,521,523	7,862	2,052
Financials	11,045,721	1,229,480	—
Health care	9,320,102	312,629	—
Technology	14,806,729	305,638	—
Transportation	1,140,055	297,239	—
Utilities and power	2,325,735	69,620	—
Total common stocks	65,318,619	4,068,510	2,052
Asset-backed securities	—	509,014	90,000
Commodity linked notes	—	1,534,237	—
Convertible bonds and notes	—	4,038	—
Convertible preferred stocks	—	16,509	—
Corporate bonds and notes	—	19,858,052	42
Foreign government and agency bonds and notes	—	487,720	—
Mortgage-backed securities	—	2,154,103	—
Preferred stocks	17,238	—	—
Purchased options outstanding	—	37,809	—
Senior loans	—	186,725	—
U.S. government and agency mortgage obligations	—	14,416,107	—
Warrants	5	—	—
Short-term investments	16,270,462	505,895	—
Totals by level	$81,606,324	$43,778,719	$92,094

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(112,400)	$—
Futures contracts	(112,662)	—	—
Written options outstanding	—	(12,726)	—
TBA sale commitments	—	(975,469)	—
Interest rate swap contracts	—	(13,034)	—
Total return swap contracts	—	(32,011)	—
Credit default contracts	—	(56,131)	—
Totals by level	$(112,662)	$(1,201,771)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
12/31/18

Assets
Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $107,572,253)	$109,206,675
Affiliated issuers (identified cost $16,270,462) (Notes 1 and 5)	16,270,462
Cash	2,000
Foreign currency (cost $42,695) (Note 1)	42,226
Dividends, interest and other receivables	522,051
Foreign tax reclaim	29,511
Receivable for shares of the fund sold	28,744
Receivable for investments sold	1,851,714
Receivable for sales of TBA securities (Note 1)	955,302
Receivable for variation margin on futures contracts (Note 1)	96,227
Unrealized appreciation on forward currency contracts (Note 1)	84,311
Unrealized appreciation on OTC swap contracts (Note 1)	334,811
Premium paid on OTC swap contracts (Note 1)	30,540
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,007
Total assets	129,456,581

Liabilities
Payable for investments purchased	1,548,351
Payable for purchases of TBA securities (Note 1)	2,103,479
Payable for shares of the fund repurchased	70,464
Payable for compensation of Manager (Note 2)	63,493
Payable for custodian fees (Note 2)	52,030
Payable for investor servicing fees (Note 2)	15,009
Payable for Trustee compensation and expenses (Note 2)	120,946
Payable for administrative services (Note 2)	1,339
Payable for distribution fees (Note 2)	7,996
Payable for variation margin on futures contracts (Note 1)	56,525
Payable for variation margin on centrally cleared swap contracts (Note 1)	751
Unrealized depreciation on OTC swap contracts (Note 1)	381,432
Premium received on OTC swap contracts (Note 1)	95,827
Unrealized depreciation on forward currency contracts (Note 1)	196,711
Written options outstanding, at value (premiums $19,019) (Note 1)	12,726
TBA sale commitments, at value (proceeds receivable $954,219) (Note 1)	975,469
Other accrued expenses	134,046
Total liabilities	5,836,594

Net assets	$123,619,987

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$117,161,553
Total distributable earnings (Note 1)	6,458,434
Total — Representing net assets applicable to capital shares outstanding	$123,619,987

Computation of net asset value Class IA
Net assets	$86,731,082
Number of shares outstanding	5,718,392
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.17

Computation of net asset value Class IB
Net assets	$36,888,905
Number of shares outstanding	2,403,252
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.35

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of operations
Year ended 12/31/18

Investment income
Interest (including interest income of $411,468 from investments in affiliated issuers) (Note 5)	$2,103,911
Dividends (net of foreign tax of $49,695)	1,876,624
Securities lending (net of expenses) (Notes 1 and 5)	3,337
Total investment income	3,983,872

Expenses
Compensation of Manager (Note 2)	837,176
Investor servicing fees (Note 2)	99,047
Custodian fees (Note 2)	76,308
Trustee compensation and expenses (Note 2)	7,011
Distribution fees (Note 2)	106,379
Administrative services (Note 2)	3,971
Auditing and tax fees	123,235
Other	58,088
Total expenses	1,311,215

Expense reduction (Note 2)	(1,031)
Net expenses	1,310,184

Net investment income	2,673,688

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	5,526,594
Foreign currency transactions (Note 1)	(8,239)
Forward currency contracts (Note 1)	(381,887)
Futures contracts (Note 1)	(1,324,239)
Swap contracts (Note 1)	51,413
Written options (Note 1)	94,338
Total net realized gain	3,957,980
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(15,807,197)
Assets and liabilities in foreign currencies	(1,705)
Forward currency contracts	16,969
Futures contracts	(144,249)
Swap contracts	(151,846)
Written options	(24,775)
Total change in net unrealized depreciation	(16,112,803)
Net loss on investments	(12,154,823)
Net decrease in net assets resulting from operations	$(9,481,135)

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/18	12/31/17
Increase (decrease) in net assets
Operations:
Net investment income	$2,673,688	$2,646,656
Net realized gain on investments and foreign currency transactions	3,957,980	11,504,010
Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(16,112,803)	7,214,239
Net increase (decrease) in net assets resulting from operations	(9,481,135)	21,364,905
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,150,736)	(1,788,913)
Class IB	(809,885)	(637,380)
Net realized short-term gain on investments
Class IA	(2,463,608)	(30,116)
Class IB	(1,051,162)	(12,498)
From net realized long-term gain on investments
Class IA	(5,338,493)	(3,613,966)
Class IB	(2,277,805)	(1,499,718)
Increase in capital from settlement payments (Note 4)	—	1,025
Decrease from capital share transactions (Note 4)	(4,333,820)	(6,804,288)
Total increase (decrease) in net assets	(27,906,644)	6,979,051
Net assets:
Beginning of year	151,526,631	144,547,580
End of year (Note 1)	$123,619,987	$151,526,631

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) [e]
Class IA
12/31/18	$18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	—	$15.17	(7.02)	$86,731.85		1.97	132
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	— [f]	18.14	15.67	104,826.86		1.87	208
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[g,h]	1.66 [g,h]	384
12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	—	17.06	.42	112,027.86		1.51	339
12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	—	19.21	9.66	131,554.87		1.73	339
Class IB
12/31/18	$18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	—	$15.35	(7.26)	$36,889	1.10	1.71	132
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	— [f]	18.33	15.34	46,701	1.11	1.61	208
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[g,h]	1.41[g,h]	384
12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	—	17.21	.17	44,091	1.11	1.26	339
12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	—	19.35	9.42	51,339	1.12	1.48	339

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

g Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
December 31, 2016	0.02%

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Notes to financial statements 12/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through December 31, 2018.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

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Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation

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margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, to specific sectors and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

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With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $216,609 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from nontaxable dividends, from income on swap contracts, from interest-only securities and from a redesignation of taxable distributions. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $351,719 to decrease undistributed net investment income, $644 to increase paid-in capital and $351,075 to increase accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$8,537,581
Unrealized depreciation	(7,876,970)
Net unrealized appreciation	660,611
Undistributed ordinary income	1,913,871
Undistributed long-term gain	3,894,941
Cost for federal income tax purposes	$123,502,094

For the fiscal year ended December 31, 2017, the fund had undistributed net investment income of $2,750,912.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.8% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.591% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage

42 Putnam VT Global Asset Allocation Fund

any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$69,251
Class IB	29,796
Total	$99,047

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $539 under the expense offset arrangements and by $492 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $100 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$161,213,042	$174,406,087
U.S. government securities
(Long-term)	—	—
Total	$161,213,042	$174,406,087

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/18		Year ended 12/31/17		Year ended 12/31/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	87,202	$1,505,186	87,499	$1,489,223	206,459	$3,573,585	408,541	$7,090,944
Shares issued in connection with
reinvestment of distributions	627,543	9,952,837	332,904	5,432,995	257,391	4,138,852	130,121	2,149,596
	714,745	11,458,023	420,403	6,922,218	463,850	7,712,437	538,662	9,240,540
Shares repurchased	(774,594)	(13,022,557)	(906,555)	(15,464,493)	(607,821)	(10,481,723)	(435,552)	(7,502,553)
Net increase (decrease)	(59,849)	$(1,564,534)	(486,152)	$(8,542,275)	(143,971)	$(2,769,286)	103,110	$1,737,987

Putnam VT Global Asset Allocation Fund 43

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment income	12/31/18
Short-term investments
Putnam Cash Collateral Pool, LLC*	$1,312,325	$6,857,899	$8,170,224	$9,441	$—
Putnam Short Term Investment
Fund**	21,843,002	29,400,907	34,973,447	411,468	16,270,462
Total Short-term investments	$23,155,327	$36,258,806	$43,143,671	$420,909	$16,270,462

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency options (contract amount)	$2,200,000
Written currency options (contract amount)	$1,900,000
Written swap option contracts (contract amount)	$17,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$35,200,000
Centrally cleared interest rate swap contracts (notional)	$14,300,000
OTC total return swap contracts (notional)	$14,300,000
OTC credit default contracts (notional)	$1,600,000
Centrally cleared credit default contracts (notional)	$5,900,000
Warrants (number of warrants)	200

44 Putnam VT Global Asset Allocation Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Credit contracts	appreciation	$74,880*	depreciation	$131,011*
Investments,
Foreign exchange contracts	Receivables	122,120	Payables	209,437
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Equity contracts	appreciation	565,955*	depreciation	942,112*
Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	420,561*	depreciation	202,106*
Total		$1,183,516		$1,484,666

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$4,762	$4,762
Foreign exchange contracts	—	(33,871)	—	(381,887)	—	$(415,758)
Equity contracts	—	—	(758,937)	—	106,819	$(652,118)
Interest rate contracts	—	36,377	(565,302)	—	(60,168)	$(589,093)
Total	$—	$2,506	$(1,324,239)	$(381,887)	$51,413	$(1,652,207)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(65,906)	$(65,906)
Foreign exchange contracts	—	1,986	—	16,969	—	$18,955
Equity contracts	(168)	—	(425,734)	—	(82,059)	$(507,961)
Interest rate contracts	—	(36,383)	281,485	—	(3,881)	$241,221
Total	$(168)	$(34,397)	$(144,249)	$16,969	$(151,846)	$(313,691)

Putnam VT Global Asset Allocation Fund 45

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$851	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$851
OTC Total return
swap contracts*#	—	1,318	—	306,840	—	1,174	—	—	—	750	—	—	—	—	—	—	—	310,082
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	4,292	20,252	8,202	—	—	9,560	3,090	—	3,234	—	—	—	—	48,630
Centrally cleared credit
default contracts§	—	—	1,156	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,156
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	96,227	—	—	—	—	—	96,227
Forward currency contracts#	5,060	139	—	13,571	—	—	16,842	4,861	16,513	—	—	—	—	2,831	13,167	4,423	6,904	84,311
Purchased options**#	17,288	—	—	10,469	—	—	6,009	—	4,043	—	—	—	—	—	—	—	—	37,809
Total Assets	$22,348	$1,457	$2,007	$330,880	$4,292	$21,426	$31,053	$4,861	$20,556	$10,310	$3,090	$96,227	$3,234	$2,831	$13,167	$4,423	$6,904	$579,066
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	751	—	—	—	—	—	—	—	—	—	—	—	—	—	—	751
OTC Total return
swap contracts*#	—	1,694	—	339,592	—	407	400	—	—	—	—	—	—	—	—	—	—	342,093
OTC Credit default contracts —
protection sold*#	6,910	—	—	—	3,245	37,160	35,990	—	—	39,193	321	—	5,708	—	—	—	—	128,527
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	56,525	—	—	—	—	—	56,525
Forward currency contracts#	23,949	8,912	—	6,093	—	26,817	52,899	25,489	8,794	—	—	—	—	12,091	21,339	7,422	2,906	196,711
Written options #	5,685	—	—	2,717	—	—	2,132	—	2,192	—	—	—	—	—	—	—	—	12,726
Total Liabilities	$36,544	$10,606	$751	$348,402	$3,245	$64,384	$91,421	$25,489	$10,986	$39,193	$321	$56,525	$5,708	$12,091	$21,339	$7,422	$2,906	$737,333
Total Financial and Derivative
Net Assets	$(14,196)	$(9,149)	$1,256	$(17,522)	$1,047	$(42,958)	$(60,368)	$(20,628)	$9,570	$(28,883)	$2,769	$39,702	$(2,474)	$(9,260)	$(8,172)	$(2,999)	$3,998	$(158,267)
Total collateral received
(pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(14,196)	$(9,149)	$1,256	$(17,522)	$1,047	$(42,958)	$(60,368)	$(20,628)	$9,570	$(28,883)	$2,769	$39,702	$(2,474)	$(9,260)	$(8,172)	$(2,999)	$3,998
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $407,981 and $97,837, respectively.

46 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 47

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $4,376,561 as a capital gain dividend with respect to the taxable year ended December 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated 19.29% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

48 Putnam VT Global Asset Allocation Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times.* Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Great Lakes Science Center; College Now Greater Cleveland	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation	
Dr. Paul L. Joskow Born 1947 Trustee since 1997	Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts, and former Director of Beth Israel Deaconess Care Organization. Until November 2010, Director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Past Chairman and Trustee of the Joslin Diabetes Center.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services. Founder and President of New Generation Advisors, LLC, a registered investment advisor to private funds. Director of The Boston Family Office, LLC, a registered investment advisor.	None

Putnam VT Global Asset Allocation Fund 49

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2018, there were 99 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

50 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 51

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52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
The Putnam Advisory Company, LLC	Legal Counsel	Robert L. Reynolds
100 Federal Street	Ropes & Gray LLP	Manoj P. Singh
Boston, MA 02110
Independent Registered
Marketing Services	Public Accounting Firm
Putnam Retail Management	PricewaterhouseCoopers LLP
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTAN062 315008 2/19

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2018	$102,085	$370*	$17,286	$ —
December 31, 2017	$108,307	$ —	$19,727	$205

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2018 and December 31, 2017, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $634,138 and $402,462 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2018	$ —	$616,482	$ —	$ —

December 31, 2017	$ —	$382,530	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2019